FILE NO. 333-84788

As filed with the Securities and Exchange Commission on January 27, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 16

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

A.	Exact name of trust:

BLDRS INDEX FUNDS TRUST (I.R.S. Employer Identification Number: 52-2115391)

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

B.	Name of depositor (Sponsor):

Invesco PowerShares Capital Management LLC

C.	Complete address of Sponsor’s principal executive offices:

Invesco PowerShares Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

D.	Name and complete address of agent for service:

Daniel Draper, Chief Executive Officer,

Invesco PowerShares Capital Management LLC

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

Copy to:

Eric S. Purple

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW

Suite 500

Washington, DC 20036

It is proposed that this filing will become effective on January 31, 2017 pursuant to paragraph (b) of Rule 485.

E.	Title of securities being registered:

An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

F.	Approximate date of proposed sale to public: Immediately upon effectiveness.

☐    Check box if it is proposed that this filing will become effective on the date hereof pursuant to Rule 487.

G.	Amount of filing fee:

In accordance with Rule 24f-2, no registration fee was paid in connection with the filing of the Rule 24f-2 Notice on December 28, 2016 for the Trust’s most recent fiscal year.

BLDRS INDEX FUNDS TRUST

Cross Reference Sheet

Pursuant To Regulation C

Under The Securities Act Of 1933, As Amended

(Form N-8b-2 Items Required By Instruction 1

As To Prospectus In Form S-6)

Form N-8B-2 Item Number				Form S-6 Heading in Prospectus
I	Organization and General Information
	1.	(a)	Name of Trust and Internal Revenue Service Employer Identification Number	Registration Statement Front Cover
		(b)	Title of securities issued	Registration Statement Front Cover
	2.	Name, address and Internal Revenue Service
		Employer Identification Number of depositor		The Sponsor
	3.	Name, address and Internal Revenue Service
		Employer Identification Number of trustee		The Trustee
	4.	Name, address and Internal Revenue Service Employer Identification Number of principal underwriter		*
	5.	State of organization of Trust		Creation and Redemption of Shares
	6.	(a)	Dates of execution and termination of Trust Agreement under which Trust organized	Essential Information as of September 30, 2016 *; Termination of a Fund
		(b)	Dates of execution and termination of Trust Agreement pursuant to which proceeds of securities held by Trustee	Same as set forth in 6(a)
	7.	Changes of name		*
	8.	Fiscal Year		Essential Information as of September 30, 2016 *
	9.	Material Litigation		*
II	General Description of the Trust and Securities of the Trust
	10.	(a)	Registered or bearer securities	The Funds
		(b)	Cumulative or distributive	Essential Information as of September 30, 2016 *; Distributions to Beneficial Owners
		(c)	Rights of holders as to withdrawal or redemption	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions
		(d)	Rights of holders as to conversion, transfer, etc.	Same as set forth in 10(d)
		(e)	Lapses or defaults in principal payments with respect to periodic payment plan certificates	*
		(f)	Voting rights	Amendments to the Trust Agreement and Indenture; Termination of a Fund; The Trustee
		(g)	Notice to holders as to change in:
		(1)	Composition of Trust assets	*
		(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture
		(3)	Provisions of Trust Agreement	Same as set forth in 10(g)(2)
		(4)	Identity of depositor and trustee	The Trustee; The Sponsor
		(h)	Consent of holders required to change:
		(1)	Composition of Trust assets	*

*	Not applicable, answer negative or not required.

i

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
	(2)	Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture
	(3)	Provisions of Trust Agreement	Same as set forth in 10(h)(2)
	(4)	Identity of depositor and trustee	The Sponsor; The Trustee
	(i)	Other principal features of the securities	The Funds
11.	Type of securities comprising units		Prospectus Front Cover; The Funds; The Portfolios; Creation and Redemption of Shares
12.	Certain information regarding securities comprising periodic payment certificates		*
13.	(a)	Certain information regarding loads, fees, expenses and charges	Creation and Redemption of Shares; Expenses of a Fund
	(b)	Certain information regarding periodic payment plan certificates	*
	(c)	Certain percentages	Same as set forth in 13(a)
	(d)	Reasons for certain differences in prices	*
	(e)	Certain other loads, fees, or charges payable by holders	*
	(f)	Certain profits receivable by depositor, principal underwriters, custodian, trustee or affiliated persons	The Portfolios
	(g)	Ratio of annual charges and deductions to income	*
14.	Issuance of Trust’s securities		The Funds; Book-Entry Only; Notices and Distributions
15.	Receipt and handling of payments from purchasers		The Funds; Creation and Redemption of Shares
16.	Acquisition and disposition of underlying securities		The Funds; Creation and Redemption of Shares; The Portfolios
17.	(a)	Withdrawal or redemption by holders	Same as set forth in 16
	(b)	Persons entitled or required to redeem or repurchase securities	Same as set forth in 16
	(c)	Cancellation or resale of repurchased or redeemed securities	Same as set forth in 16
18.	(a)	Receipt, custody and disposition of income	Distributions to Beneficial Owners
	(b)	Reinvestment of distributions	*
	(c)	Reserves or special funds	Same as set forth in 18(a)
	(d)	Schedule of distributions	*
19.	Records, accounts and reports		Distributions to Beneficial Owners; Expenses of a Fund; Book-Entry Only; Notices and Distributions
20.	Certain miscellaneous provisions of Trust Agreement
	(a)	Amendments	Amendments to the Trust Agreement and Indenture
	(b)	Extension or termination	Same as set forth in 20(a)
	(c)	Removal or resignation of trustee	The Trustee
	(d)	Successor trustee	Same as set forth in 20(c)
	(e)	Removal or resignation of depositor	The Sponsor

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number			Form S-6 Heading in Prospectus
		(f) Successor depositor	Same as set forth in 20(e)
	21.	Loans to security holders	*
	22.	Limitations on liabilities	The Trustee; The Sponsor
	23.	Bonding arrangements	*
	24.	Other material provisions of Trust Agreement	*
III	Organization, Personnel and Affiliated Persons of Depositor
	25.	Organization of depositor	The Sponsor
	26.	Fees received by depositor	*
	27.	Business of depositor	The Sponsor
	28.	Certain information as to officials and affiliated persons of depositor	Same as set forth in 27
	29.	Ownership of voting securities of depositor	Same as set forth in 27
	30.	Persons controlling depositor	*
	31.	Payments by depositor for certain services rendered to Trust	*
	32.	Payments by depositor for certain other services rendered to Trust	*
	33.	Remuneration of employees of depositor for certain services rendered to Trust	*
	34.	Compensation of other persons for certain services rendered to Trust	*
IV	Distribution and Redemption of Securities
	35.	Distribution of Trust’s securities in states	Continuous Offering of Shares
	36.	Suspension of sales of Trust’s securities	*
	37.	Denial or revocation of authority to distribute	*
	38.	(a) Method of distribution	Creation and Redemption of Shares of Creation Units; Continuous Offering of Shares; The Funds; Book-Entry Only; Notices and Distributions
		(b) Underwriting agreements	Continuous Offering of Shares; Creation and Redemption of Shares
		(c) Selling agreements	Same as set forth in 38(b)
	39.	(a) Organization of principal underwriter	The Sponsor
		(b) FINRA membership of principal underwriter	The Sponsor
	40.	Certain fees received by principal underwriters	*
	41.	(a) Business of principal underwriters	Continuous Offering of Shares
		(b) Branch offices of principal underwriters	*
		(c) Salesmen of principal underwriters	*
	42.	Ownership of Trust’s securities by certain persons	*
	43.	Certain brokerage commissions received by principal underwriters	*
	44.	(a) Method of valuation for determining offering price	The Portfolios; Determination of Net Asset Value
		(b) Schedule as to components of offering price	*

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number				Form S-6 Heading in Prospectus
		(c)	Variation in offering price to certain persons	*
	45.	Suspension of redemption rights		*
	46.	(a)	Certain information regarding redemption or withdrawal valuation	Determination of Net Asset Value; Creation and Redemption of Shares
		(b)	Schedule as to components of redemption price	*
	47.	Maintenance of position in underlying securities		The Funds; The Portfolios; Continuous Offering of Shares; Determination of Net Asset Value; Distributions to Beneficial Owners
V	Information Concerning the Trustee or Custodian
	48.	Organization and regulation of trustee		The Trustee
	49.	Fees and expenses of trustee		Expenses of a Fund; Creation and Redemption of Shares
	50.	Trustee’s lien		Same as set forth in 49
VI	Information Concerning Insurance of Holders of Securities
	51.	(a)	Name and address of insurance company	*
		(b)	Types of policies	*
		(c)	Types of risks insured and excluded	*
		(d)	Coverage	*
		(e)	Beneficiaries	*
		(f)	Terms and manner of cancellation	*
		(g)	Method of determining premiums	*
		(h)	Aggregate premiums paid	*
		(i)	Recipients of premiums	*
		(j)	Other material provisions of Trust Agreement relating to insurance	*
VII	Policy of Registrant
	52.	(a)	Method of selecting and eliminating securities from the Trust	The Funds; The Portfolios; Creation and Redemption of Shares; Determination of the Portfolio Deposit
		(b)	Elimination of securities from the Trust	*
		(c)	Policy of Trust regarding substitution and elimination of securities	Same as set forth in 52(a)
		(d)	Description of any other fundamental policy of the Trust	*
		(e)	Code of Conduct	Code of Conduct
	53.	(a)	Taxable status of the Trust	Tax Status of the Trust
		(b)	Qualification of the Trust as a regulated investment company	Same as set forth in 53(a)
VIII	Financial and Statistical Information
	54.	Information regarding the Trust’s last ten fiscal years		*
	55.	Certain information regarding periodic payment plan certificates		*

*	Not applicable, answer negative or not required.

Form N-8B-2 Item Number		Form S-6 Heading in Prospectus
56.	Certain information regarding periodic payment plan certificates	*
57.	Certain information regarding periodic payment plan certificates	*
58.	Certain information regarding periodic payment plan certificates	*
59.	Financial statements (Instruction 1(c) to Form S-6)	*

*	Not applicable, answer negative or not required.

v

PROSPECTUS

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

January 31, 2017

The BLDRS Index Funds Trust (“Trust”) is a unit investment trust consisting of four (4) separate investment portfolios (each a “BLDRS Index Fund” or a “Fund” and collectively the “BLDRS Index Funds” or the “Funds”). The investment objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of publicly traded Depositary Receipts in a particular geographic region or market represented by a specified relevant benchmark index compiled and published by The Bank of New York Mellon (formerly The Bank of New York) (each a “BNY Mellon ADR Index”). Invesco PowerShares Capital Management LLC (formerly PowerShares Capital Management LLC) is the Sponsor of the Trust and the Funds and The Bank of New York Mellon is the Trustee.

The units of beneficial interest of each Fund (“Shares”) are listed on The NASDAQ Stock Market (“NASDAQ”). The Shares trade on NASDAQ at market prices that may differ to some degree from the Shares’ net asset value. Each Fund issues and redeems Shares on a continuous basis — at net asset value — only in a multiple of 50,000 Shares called a “Creation Unit,” principally in-kind for securities included in the relevant benchmark BNY Mellon ADR Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF A FUND.

Shares of each Fund are not guaranteed or insured by The Federal Deposit Insurance Corporation or any other agency of the U.S. government, nor are Shares deposits or obligations of any bank. Shares involve investment risks, including the loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Sponsor: Invesco PowerShares Capital Management LLC

“BLDRS” and “Baskets of Listed Depositary Receipts” are registered trademarks of The Bank of New York Mellon

Copyright© 2017 by Invesco PowerShares Capital Management LLC, all rights reserved

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2016*

	Number of Shares Outstanding	Fractional Undivided Interest Represented by Each Share	Net Asset Value per Share	Symbol	CUSIP
BLDRS Asia 50 ADR Index Fund:	800,000	1/800,000	$28.28	ADRA	09348R102
BLDRS Developed Markets 100 ADR Index Fund:	2,900,000	1/2,900,000	$20.17	ADRD	09348R201
BLDRS Emerging Markets 50 ADR Index Fund:	3,750,000	1/3,750,000	$34.77	ADRE	09348R300
BLDRS Europe Select ADR Index Fund:	750,000	1/750,000	$19.72	ADRU	09348R409

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary beginning on page 99

Sponsor:	Invesco PowerShares Capital Management LLC (“Invesco PowerShares”)

Distributor:	Invesco Distributors Inc.

Trustee:	The Bank of New York Mellon

Licensor:	The Bank of New York Mellon

Depositary:	The Depository Trust Company (“DTC”)

Trust Agreement and Indenture:	Dated and Effective as of November 13, 2002 by and between the initial sponsor and the Trustee.*

Beneficial Owner:	Owners of beneficial interests in Shares are referred to as “Beneficial Owners.”

Record Dates:	Quarterly, currently anticipated to be the Second (2nd) Business Day after the third (3rd) Friday in each of March, June, September and December.**

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.**

Fiscal Year:	October 1-September 30

Estimated Ordinary Operating Expenses of Each Fund:	30/100th of one percent (inclusive of Trustee’s annual fee of 6/100th of one percent to 10/100th of one percent) of the net asset value (“NAV”) of the relevant Fund.***

Valuation Time:	Closing time of the regular trading session on NASDAQ (ordinarily 4:00 p.m. New York time).

Business Day:	Any day that NASDAQ is open for business, or that the Funds are open for business as required by Section 22(e) of the Investment Company Act of 1940 (“1940 Act”).

Mandatory Termination Date:	If a Fund is terminated pursuant to the terms of the Trust Agreement and Indenture, the Mandatory Termination Date shall be the date on which the last security held by a Fund matures, is sold, is redeemed, or upon any other disposition as the case may be.

ii

Discretionary Termination:	At the discretion of the Sponsor, a Fund may be terminated if at any time after three (3) years following the initial Portfolio Deposit such value is less than $350,000,000, adjusted for inflation.****

Calculation of the Composition of the Portfolio Deposit for Creation Units:

The Trustee, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on NASDAQ (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each of the securities comprising a Fund’s relevant BNY Mellon ADR Index (each an “Index Security”) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments, in order to effect creations and redemptions of Creation Units of a given Fund until such time as the next-announced composition of the Portfolio Deposit is made available.

Modification to the Trust Agreement and Indenture:

The Trust Agreement and Indenture for each Fund may be modified unilaterally by the Sponsor to effect certain changes, and may be otherwise modified by a vote of the Beneficial Owners of the outstanding Shares of the relevant Fund under certain circumstances.

*	The Trust Agreement and Indenture became effective and the initial deposit for each Fund was made on November 13, 2002 (“Initial Date of Deposit”).

**	See “Distributions to Beneficial Owners.”

***	See “Expenses of a Fund” and the “Trustee”

****	A Fund may also be terminated under other circumstances. See “Termination of a Fund.”

iii

THE FUNDS

Each Fund is an “index fund” that holds publicly-traded Depositary Receipts of non-U.S. companies in a particular geographic region or market represented by a specified relevant benchmark BNY Mellon ADR Index. The Shares of each Fund represent an undivided interest in the portfolio of Depositary Receipts held by each Fund. The Shares of each Fund are separate from the underlying securities that are represented by the Shares. Each Fund seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index. Each BNY Mellon ADR Index is developed by the Licensor from a universe of Depositary Receipts defined by The Bank of New York Mellon ADR IndexSM (“BNY Mellon ADR Composite Index”). S&P Dow Jones Indices acts as “index calculation agent” in connection with the calculation and dissemination of each BNY Mellon ADR Index and the free-float adjusted market capitalization methodology of S&P Dow Jones Indices is employed. See “Selection Criteria, Construction and Maintenance Standards for the BNY Mellon ADR Indexes.”

Depositary Receipts are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity or debt. Depositary Receipts are created when a broker purchases the non-U.S. company’s shares on that company’s home stock market and delivers those shares to the depositary’s local custodian bank, who then instructs the depositary bank, such as The Bank of New York Mellon, to issue Depositary Receipts. Depositary Receipts may also be purchased in the U.S. secondary trading market. Depositary Receipts may trade freely, just like any other security, either on an exchange, NASDAQ or in the over-the-counter market, and can be used to raise capital.

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or “index.” An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets — such as a U.S. or foreign country stock market. Other indexes cover market segments such as small-capitalization stocks or long-term bonds, or particular industries. An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or “passively managed”) funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse. An index fund does not always perform exactly like its target index. Like all investment companies, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

The Funds are designed for investors seeking a relatively low cost approach to investing and may be suitable for long-term investment in the market or market segment represented in the relevant benchmark BNY Mellon ADR Index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. The Shares have been designed to be tradable in a secondary market on NASDAQ on an intraday basis in lots of any size and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. The Funds utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their relevant benchmark BNY Mellon ADR Indexes.

The Shares provide investors with a security whose market value should approximate 1/15th the value of the relevant benchmark BNY Mellon ADR Index. Thus, for example, if the BNY Mellon ADR Index were at 750, investors might expect a Share to trade at approximately $50. Note, however, that the market price of a Share should also reflect its share of any current and undistributed dividends accumulated on the securities in such Fund’s portfolio and may also be affected by supply and demand, market volatility, investor sentiment and other factors. Therefore, over time, the market value of a Share may not approximate 1/15th the value of its relevant benchmark BNY Mellon ADR Index.

This prospectus provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM; The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM; The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM and The BLDRS Europe Select ADR

Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. Each Fund normally holds at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY Mellon ADR Index.

THE FUNDS, INDEXES AND TICKER SYMBOLS

The BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund (ADRA)

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $2 billion to over $170 billion.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 86 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 86 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $511 million to over $207 billion.

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $118 billion.

BLDRS Europe Select ADR Index Fund (ADRU)

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 75 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 75 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $511 million to over $207 billion.

RISKS OF INVESTING IN THE FUNDS

General Risks

Depositary Receipts.    Each Fund holds the securities of non-U.S. and non-Canadian companies in the form of Depositary Receipts, New York shares and Global Shares. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional Depositary Receipts, New York share programs do not involve custody of the Dutch shares of the company. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that differ from the currency in which the underlying security for each ADR or GDR principally trades. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the United States ADRs, GDRs, New York shares, and Global Shares are collectively referred to as “Depositary Receipts.” Generally, ADRs, and New York shares in registered form, are designed for use in the U.S. securities markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global Shares are represented by the same share certificate in both the United States and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. A Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Emerging Markets Risk.    The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be volatile and considered speculative. Emerging markets include those countries defined as “emerging” or “developing” by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, currency restrictions, capital controls, and capital seizures, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities. From time to time, the United States or other countries may impose sanctions on various persons, issuers, or countries, which could negatively affect the value of a Fund’s investments and make them illiquid.

Equity Risk.    An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund (“Fund Securities”) and thus in the value of Shares). Equity securities, and therefore Depositary Receipts, are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors including: expectations regarding government; economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Currency Risk.    The underlying securities of the Depositary Receipts in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. Consistent with its operation as an index fund, the Fund will not hedge its currency risk. As a result, the Fund’s exposure to currency risk may be increased as compared to an actively managed fund.

Foreign Market Risk.    Since the underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Liquidity Risk.    Although the Depositary Receipts in the relevant benchmark BNY Mellon ADR Indexes are listed on a national securities exchange or NASDAQ there can be no assurance that a market for Depositary Receipts will be made or maintained or that any such market will be or remain liquid. The price at which a Fund’s securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Non-Diversification Risk.    The Depositary Receipts of particular issuers, or of issuers in particular industries, may represent a large portion of a BNY Mellon ADR Index. If a Fund holds large positions in securities of a fewer number of issuers, a Fund is more susceptible to any single economic, political, market or regulatory event than an investment company that is more broadly diversified across issuers.

Indexing Risk.    Each Fund is a unit investment trust registered under the 1940 Act and is not a managed fund. Traditional methods of investment management for a managed fund typically involve continuing evaluation and changes to a portfolio of securities on the basis of economic, financial and market analyses. The only purchases and sales that are made with respect to a Fund’s portfolio will be those necessary to create a portfolio that is designed to correspond generally, before fees and expenses, to the relevant benchmark BNY Mellon ADR Index to the extent practicable. Because no attempt is made to “manage” a Fund in the traditional sense, the adverse financial condition of an issuer will not be the basis for the sale of its securities from a Fund’s portfolio unless the issuer is removed from the relevant benchmark BNY Mellon ADR Index.

Changes to a Fund’s relevant benchmark BNY Mellon ADR Index may cause the Trustee to make corresponding portfolio adjustments. Some or all of the BNY Mellon ADR Indexes may have relatively high component turnover ratios that will require the Trustee to buy Index Securities or sell Portfolio Securities for the relevant Fund in order to create a portfolio that is designed to correspond generally, before fees and expenses, to the Fund’s relevant benchmark BNY Mellon ADR Index. If the composition of a BNY Mellon ADR Index changes frequently and thus the Trustee is required to buy Index Securities or sell Portfolio Securities frequently, there could be adverse tax consequences and other expenses to shareholders of such Fund. See “The Portfolios — Change to a BNY Mellon ADR Index” and “The Portfolios — Adjustments to Portfolios.”

Substitution Risk.    While the Licensor often chooses a replacement company for the BNY Mellon ADR Composite Index with some characteristics in common with a company or companies removed from the index, a replacement company may have little in common with the company it replaces.

Foreign Limitation Risk.    A Participating Party’s ability to acquire Deposit Securities may be limited if the creation of new Deposit Securities would cause any foreign ownership limits for the foreign securities underlying the Deposit Securities to be exceeded. If this were to happen, it is possible that a Participating Party’s ability to create Shares may be adversely affected.

Correlation Risk.    The Sponsor believes that over time the correlation between each Fund’s performance and that of its relevant benchmark BNY Mellon ADR Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. A Fund’s return may not match the return of its relevant benchmark BNY Mellon ADR Index as a result of Fund expenses and other factors. For example, a rebalancing of a Fund’s holdings may at times be necessary to reflect changes in the composition of its relevant benchmark BNY Mellon ADR Index. Rebalancing will result in transaction and other costs and could result in the realization of capital gains or losses.

Investment Company Tax Diversification.     Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (“Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code could limit the ability of a Fund to meet its investment objective.

Fluctuation of Net Asset Value and Market Value.    The NAV of the Shares will fluctuate with changes in the market value of the securities held in each Fund’s portfolio. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand in the secondary market. The Sponsor cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical to, the same forces influencing the prices of the Depositary Receipts of the relevant benchmark BNY Mellon ADR Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units, the Sponsor believes that large discounts or premiums to the NAV of Shares should not be sustained.

Trading Halts.    Trading in Shares on NASDAQ may be halted due to market conditions or for reasons that, in the view of NASDAQ, make trading in Shares inadvisable. In addition, trading in Shares on NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to NASDAQ “circuit breaker” rules.

De-Listing from NASDAQ.    There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of Shares of any Fund will continue to be met or remain unchanged. NASDAQ may but is not required to remove the Shares of a Fund from listing if: (1) the Fund has more than 60 days remaining until termination and there are fewer than 50 Beneficial Owners of the Shares for 30 or more consecutive trading days; (2) the value of the relevant benchmark BNY Mellon ADR Index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event will occur or condition exists that, in the opinion of NASDAQ, makes further dealings on NASDAQ inadvisable. In addition, NASDAQ will remove the Shares from listing and trading upon termination of a Fund.

Termination of a Fund.    The Sponsor may direct the Trustee to terminate and liquidate a Fund if at any time three years following the Initial Date of Deposit such value is less than $350,000,000 as adjusted for inflation. The Trustee may also terminate a Fund upon the agreement of the Beneficial Owners of 66 2/3% of the Fund’s outstanding Shares. The Trustee will terminate and liquidate a Fund if one of the following events occurs: (1) DTC is unwilling or unable to continue to perform its functions and a comparable replacement is unavailable; (2) NSCC no longer provides clearance services with respect to the Fund’s Shares, or the Trustee is no longer a participant in NSCC; (3) the Licensor ceases publishing the Fund’s relevant benchmark BNY Mellon ADR Index; (4) the License Agreement is terminated; (5) the Fund’s Shares are de-listed from NASDAQ; (6) the Sponsor resigns or is unable to perform its duties and the Trustee has not appointed a successor and has not itself agreed to act as sponsor; (7) the Trustee resigns or is removed and no successor trustee is appointed; or (8) on the Mandatory Termination Date.

Upon the termination of a Fund, the Trustee will, within a reasonable time after the termination of the Fund, sell the Fund’s Securities and, after making provisions for the Fund’s liabilities, distribute the proceeds to the Beneficial Owners. See “Termination of a Fund.” In the event the process of terminating a Fund begins and until the date on which the Fund is terminated, the trading pattern of such Fund’s Shares could be negatively effected.

Cybersecurity Risk.     The Funds, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of a Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result. Similar types of cyber security risks are also present for issues or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value.

Risk Factors Specific to Each Fund

Each Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its relevant benchmark BNY Mellon ADR Index targets. Additional Fund specific risks include:

BLDRS Asia 50 ADR Index Fund

Special Risks of Countries in the Asia Pacific Region.    Certain of the risks associated with international investments are heightened for investments in these countries. In the Asia Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. Many of the developing market Asia Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

The governments of many developing market Asia Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing market Asia Pacific countries, which could affect private sector companies. In addition, certain developing Asia-Pacific countries are especially large debtors to commercial banks and foreign governments.

It is possible that developing market Asia Pacific issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies. Inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia Pacific companies. In addition, satisfactory custodial services for investment securities may not be available in some developing Asia Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

Some of the currencies of Asia Pacific countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between North and South Korea. In addition, the Japanese economy has only recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the United States and China. Market volatility in either nation may create volatility for Japan’s markets as well. Additionally, as China has increased its role with

Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese markets.

Political Instability.    Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Developed Markets 100 ADR Index Fund

Movement of Developed Markets.    As increased globalization of Developed Markets occurs, Developed Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Developed Markets to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

Japanese Market Risk.    Certain of the risks associated with international investments are heightened for investments in Japan. The Japanese economy and financial markets have experienced considerable difficulty since 1990, and the Japanese economy has only recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s markets overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Market volatility in either nation may create volatility for Japan’s markets as well. Additionally, as China has increased its role with Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese markets.

BLDRS Emerging Markets 50 ADR Index Fund

Political Instability.    Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Europe Select ADR Index Fund

Movement of European Markets.    As increased globalization of the world’s markets occurs, European Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Europe to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries. In recent years, the European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. A default or debt restructuring by any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

In a recent referendum, citizens in the United Kingdom voted to withdraw from the EU. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. Although the long-term effects of Brexit are difficult to gauge and cannot be fully known, they could have wide ranging implications for the United Kingdom’s economy, including; possible inflation or recession, continued depreciation of the pound, or disruption to Britain’s trading arrangements with the rest of Europe. The U.K. is one of the EU’s largest economies; its departure also may negatively impact the EU and Europe as a whole, such as by causing volatility within the union, trigging prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

BAR CHARTS AND TABLES

The bar chart on the next page entitled “Annual Total Return for the BLDRS Asia 50 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2016)” for the BLDRS Asia 50 ADR Index Fund (“Table”) provide some indication of the risks of investing in the BLDRS Asia 50 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Mellon Asia 50 ADR Index, MSCI Pacific Index ND and MSCI AC Asia Pacific Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical applicable individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Asia 50 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2007 through December 31, 2016), the highest quarterly return for the BLDRS Asia 50 ADR Index Fund was 22.78% for the quarter ended June 30, 2009, and the lowest was -21.38% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Asia 50 ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2016)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Asia 50 ADR Index Fund Return Before Taxes(1)	3.51%	6.25%	.74%
Return After Taxes on Distributions(1)	3.19%	5.84%	.32%
Return After Taxes on Distributions and Redemption of Creation Units(1)	2.57%	5.01%	.68%
BNY Mellon Asia 50 ADR Index(2)	2.90%	5.53%	-.07%
MSCI Pacific Index ND(2)(3)	4.18%	7.15%	1.62%
MSCI AC Asia Pacific Index(2)	4.89%	6.10%	2.02%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees or expenses.

(3)	The Fund has elected to reflect the MSCI Pacific Index ND because it more closely reflects the performance of the types of securities in which the Fund invests.

BLDRS ASIA 50 ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled “Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2016)” for the BLDRS Developed Markets 100 ADR Index Fund (“Table”) provide some indication of the risks of investing in the BLDRS Developed Markets 100 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Mellon Developed Markets 100 ADR Index and the MSCI EAFE Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Developed Markets 100 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2007 through December 31, 2016), the highest quarterly return for the BLDRS Developed Markets 100 ADR Index Fund was 24.55% for the quarter ended June 30, 2009, and the lowest was -21.40% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2016)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Developed Markets 100 ADR Index Fund Return Before Taxes(1)	-.82%	5.18%	-.02%
Return After Taxes on Distributions(1)	-1.47%	4.44%	-.67%
Return After Taxes on Distributions and Redemption of Creation Units(1)	.42%	4.22%	.18%
BNY Mellon Developed Markets 100 ADR Index(2)	-.69%	5.18%	-.12%
MSCI EAFE Index(2)	1.00%	6.53%	.75%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees or expenses.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled “Annual Total Return for the BLDRS Emerging Markets 50 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2016)” for the BLDRS Emerging Markets 50 ADR Index Fund (“Table”) provide some indication of the risks of investing in the BLDRS Emerging Markets 50 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Mellon Emerging Markets 50 ADR Index and the MSCI Emerging Markets Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Emerging Markets 50 ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2007 through December 31, 2016), the highest quarterly return for the BLDRS Emerging Markets 50 ADR Index Fund was 27.27% for the quarter ended June 30, 2009, and the lowest was -27.41% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return For The BLDRS Emerging Markets 50 ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2016)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Emerging Markets 50 ADR Index Fund Return Before Taxes(1)	12.61%	-.99%	.45%
Return After Taxes on Distributions(1)	12.37%	-1.47%	.03%
Return After Taxes on Distributions and Redemption of Creation Units(1)	7.74%	-.68%	.50%
BNY Mellon Emerging Markets 50 ADR Index(2)	12.54%	-.85%	.55%
MSCI Emerging Markets Index(2)	11.19%	1.28%	1.84%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees or expenses.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND GROWTH OF $10,000 INVESTMENT SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart on the next page entitled “Annual Total Return for the BLDRS Europe Select ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2016)” for the BLDRS Europe Select ADR Index Fund (“Table”) provide some indication of the risks investing in the BLDRS Europe Select ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Mellon Europe Select ADR Index, MSCI Europe Index ND and MSCI AC Europe Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest applicable historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Licensor and the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Europe Select ADR Index Fund for each full calendar year for the last ten calendar years. During the period shown on the next page (January 1, 2007 through December 31, 2016), the highest quarterly return for the BLDRS Europe Select ADR Index Fund was 25.79% for the quarter ended June 30, 2009, and the lowest was -21.32% for the quarter ended December 31, 2008.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.InvescoPowerShares.com.

Annual Total Return for the BLDRS Europe Select ADR Index Fund

Average Annual Total Returns

(for periods ending December 31, 2016)

	Past One Year	Past Five Years	Past Ten Years
BLDRS Europe Select ADR Index Fund Return Before Taxes(1)	-1.68%	4.76%	-.07%
Return After Taxes on Distributions(1)	-2.38%	4.00%	-.78%
Return After Taxes on Distributions and Redemption of Creation Units(1)	.04%	3.92%	.20%
BNY Mellon Europe Select ADR Index(2)	-1.32%	5.10%	.15%
MSCI Europe Index ND(2)(3)	-.40%	6.25%	.36%
MSCI AC Europe Index(2)	.36%	5.87%	.12%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Does not reflect deduction for fees or expenses.

(3)	The Fund has elected to reflect the MSCI Europe Index ND because it more closely reflects the performance of the types of securities in which the Fund invests.

BLDRS EUROPE SELECT ADR INDEX FUND

GROWTH OF $10,000 INVESTMENT

SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES

The expenses of each Fund are accrued daily and reflected in the NAV of each Fund. See “Expenses of a Fund.”

		BLDRS Asia 50 ADR Index Fund		BLDRS Developed Markets 100 ADR Index Fund		BLDRS Emerging Markets 50 ADR Index Fund		BLDRS Europe Select ADR Index Fund
I.	SHAREHOLDER TRANSACTION EXPENSES(a)
A.	CREATION TRANSACTION FEE
	Through NSCC(b)		$500		$1,000		$500		$1,000
	Outside NSCC(b)	Up to $	2,000	Up to $	4,000	Up to $	2,000	Up to $	4,000
B.	REDEMPTION TRANSACTION FEE
	Through NSCC(c)		$500		$1,000		$500		$1,000
	Outside NSCC(c)	Up to $	2,000	Up to $	4,000	Up to $	2,000	Up to $	4,000
II.	ESTIMATED ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Trustee Fees(d)			.10%		.10%		.10%		.10%
License Fees(e)			.06%		.06%		.06%		.06%
Marketing Fees			.00%		.03%		.05%		.00%
Other Operating Expenses			.22%		.11%		.09%		.32%

Total			.38%		.30%		.30%		.48%

Less Expenses Waived by the Licensor(e)			-.06%		.00%		.00%		-.06%

Less Expenses Assumed by the Sponsor(e)			-.02%		.00%		.00%		-.12%

Net Expenses after Waivers and Assumptions			.30%		.30%		.30%		.30%

(a)	Only investors purchasing or redeeming Shares in Creation Units will pay the transaction expenses described in Part I of the Fees and Expenses Table. Shareholders purchasing Shares in the secondary market will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

(b)	The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(c)	The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(d)	The Trustee’s annual fee for each Fund ranges from 0.06% to 0.10% per year, based on average net assets of the relevant Fund. See “Fees and Expenses.” For the fiscal year ended September 30, 2016, the Trustee’s annual fee for each Fund, as a percentage of net assets of each Fund was 0.10%.

(e)	In the event a Fund’s ordinary operating expenses exceed 0.30% of its average net assets, until the Sponsor determines otherwise, the Sponsor has undertaken to reimburse such Fund for all ordinary operating expenses in excess of such amount, taking into account any waiver by the Licensor of its license fee. To the extent during such period that ordinary operating expenses of a Fund exceed such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses.

Example of Expenses:

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2016 and for subsequent fiscal years, and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
BLDRS Asia 50 ADR Index Fund(1)	$31	$97	$169	$381
BLDRS Developed Markets 100 ADR Index Fund(2)	$31	$97	$169	$381
BLDRS Emerging Markets 50 ADR Index Fund(2)	$31	$97	$169	$381
BLDRS Europe Select ADR Index Fund(1)	$31	$97	$169	$381

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (“SEC”) regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund’s total assets.

An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2016, and for subsequent fiscal years, the absence of the Sponsor’s and Licensor’s undertaking that each Fund’s ordinary operating expenses will not exceed 0.30% of the NAV of such Fund and an operating expense ratio of 0.38% and 0.48% of the NAV of the BLDRS Asia 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund, and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years
BLDRS Asia 50 ADR Index Fund	$39	$122	$213	$480
BLDRS Europe Select ADR Index Fund	$49	$154	$269	$604

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by SEC regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses

1 An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2016, and for subsequent fiscal years, the presence of the Sponsor’s undertaking that BLDRS Asia 50 ADR Index Fund’s, BLDRS Developed Markets 100 ADR Index Fund’s and BLDRS Europe Select ADR Index Fund’s ordinary operating expenses will not exceed 0.30% of the net asset value of such Fund, and a 5% annual return on investment throughout the periods for each Fund.

2 For the BLDRs Developed Markets 100 ADR Index Fund and BLDRS Emerging Markets 50 ADR Index Fund, the actual expense ratios used in this example were the actual expense ratios for the year ending September 30, 2016.

and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund’s total assets.

See “Expenses of a Fund” in this Prospectus for additional information regarding expenses.

THE BLDRS INDEX FUNDS TRUST

The BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund (ADRA)

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $2 billion to over $170 billion.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 86 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 86 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $511 million to over $207 billion.

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $118 billion.

BLDRS Europe Select ADR Index Fund (ADRU)

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 75 component American Depositary Receipts as of September 30, 2016 representing the securities issued by 75 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $511 million to over $207 billion.

Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of The BLDRS Index Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund, and BLDRS Europe Select ADR Index Fund (each an individual Fund of The BLDRS Index Fund Trust, hereafter referred to as the “Funds”) as of September 30, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 22, 2016

Schedule of Investments

BLDRS Asia 50 ADR Index Fund (ADRA)

September 30, 2016

Number of Shares		Value
	American Depositary Receipts—100.0%
	Automobiles & Parts—15.5%
28,449	Honda Motor Co., Ltd.	$822,745
23,074	Toyota Motor Corp.	2,677,968

		3,500,713

	Banks—21.1%
6,834	HDFC Bank Ltd.	491,296
23,734	ICICI Bank Ltd.	177,293
6,424	KB Financial Group, Inc.	219,765
222,376	Mitsubishi UFJ Financial Group, Inc.	1,122,999
199,356	Mizuho Financial Group, Inc.	669,836
7,785	Shinhan Financial Group Co., Ltd.	283,685
90,858	Sumitomo Mitsui Financial Group, Inc.	613,292
52,181	Westpac Banking Corp.	1,186,596

		4,764,762

	Electricity—1.0%
8,951	Korea Electric Power Corp.	218,225

	Electronic & Electrical Equipment—1.2%
5,791	Kyocera Corp.	278,721

	Financial Services—1.1%
57,819	Nomura Holdings, Inc.	257,294

	Fixed Line Telecommunications—5.3%
2,414	China Telecom Corp. Ltd.	123,210
6,326	Chunghwa Telecom Co., Ltd.	221,600
4,656	KT Corp.	74,729
11,222	Nippon Telegraph & Telephone Corp.	514,080
4,153	PT Telekomunikasi Indonesia Persero Tbk	274,430

		1,208,049

	General Retailers—11.9%
1,542	58.Com, Inc.(a)	73,492
17,919	Alibaba Group Holding Ltd.(a)	1,895,651
17,329	JD.com, Inc.(a)	452,113
2,313	New Oriental Education & Technology Group, Inc.(a)	107,231
710	Tal Education Group(a)	50,296
7,401	Vipshop Holdings Ltd.(a)	108,573

		2,687,356

	Industrial Engineering—0.6%
3,652	Tata Motors Ltd.	146,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Asia 50 ADR Index Fund (ADRA)

Number of Shares		Value
	American Depositary Receipts (continued)
	Industrial Metals & Mining—1.4%
5,199	POSCO	$265,565
4,314	Vedanta Ltd.	44,736

		310,301

	Leisure Goods—3.0%
20,398	Sony Corp.	677,418

	Life Insurance—1.4%
24,289	China Life Insurance Co., Ltd.	317,700

	Mining—3.9%
25,201	BHP Billiton Ltd.	873,215

	Mobile Telecommunications—8.3%
16,751	China Mobile Ltd.	1,030,521
10,566	China Unicom Hong Kong Ltd.	128,694
21,221	NTT DOCOMO, Inc.	539,226
1,521	PLDT, Inc.	54,254
6,126	SK Telecom Co., Ltd.	138,448

		1,891,143

	Oil & Gas Producers—3.8%
4,166	China Petroleum & Chemical Corp.	307,659
2,592	CNOOC Ltd.	327,862
3,418	PetroChina Co., Ltd.	228,323

		863,844

	Pharmaceuticals & Biotechnology—1.6%
7,731	Dr Reddy’s Laboratories Ltd.	358,873

	Software & Computer Services—7.7%
4,362	Baidu, Inc.(a)	794,190
32,503	Infosys Ltd.	512,897
1,350	NetEase, Inc.	325,053
10,627	Wipro Ltd.	103,188

		1,735,328

	Technology Hardware & Equipment—9.8%
20,919	Advanced Semiconductor Engineering, Inc.	123,631
13,992	AU Optronics Corp.	51,071
17,496	Canon, Inc.	507,909
7,783	LG Display Co., Ltd.	99,000
44,095	Taiwan Semiconductor Manufacturing Co., Ltd.	1,348,866
42,414	United Microelectronics Corp.	78,466

		2,208,943

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Asia 50 ADR Index Fund (ADRA)

Number of Shares		Value
	American Depositary Receipts (continued)
	Travel & Leisure—1.4%
6,890	Ctrip.com International Ltd.(a)	$320,867

	Total Investments (Cost $27,093,639)—100.0%	22,618,759
	Other assets less liabilities—0.0%	5,043

	Net Assets—100.0%	$22,623,802

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—100.6%
	Automobiles & Parts—6.0%
28,613	Honda Motor Co., Ltd.	$827,488
23,200	Toyota Motor Corp.	2,692,592

		3,520,080

	Banks—19.4%
102,362	Banco Bilbao Vizcaya Argentaria SA	610,078
226,142	Banco Santander SA	997,286
61,615	Barclays PLC	535,434
31,361	Credit Suisse Group AG	412,084
21,787	Deutsche Bank AG(b)(c)	285,192
62,591	HSBC Holdings PLC	2,354,048
61,001	ING Groep NV	752,752
250,002	Lloyds Banking Group PLC	717,506
223,646	Mitsubishi UFJ Financial Group, Inc.	1,129,412
197,726	Mizuho Financial Group, Inc.	664,359
25,871	Royal Bank of Scotland Group PLC(b)	120,559
111,680	Sumitomo Mitsui Financial Group, Inc.	753,840
60,510	UBS Group AG(c)	824,146
52,479	Westpac Banking Corp.	1,193,372

		11,350,068

	Beverages—4.9%
12,894	Anheuser-Busch InBev NV	1,694,400
9,897	Diageo PLC	1,148,448

		2,842,848

	Chemicals—1.1%
7,355	Syngenta AG	644,298

	Construction & Materials—0.7%
13,002	CRH PLC	432,577

	Electronic & Electrical Equipment—0.5%
5,607	Kyocera Corp.	269,865

	Financial Services—0.4%
56,757	Nomura Holdings, Inc.	252,569

	Fixed Line Telecommunications—4.4%
27,712	BT Group PLC	704,716
10,928	Nippon Telegraph & Telephone Corp.	500,612
36,398	Orange SA	567,081
15,852	Telecom Italia SpA(b)	131,413
69,157	Telefonica SA	697,102

		2,600,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Food Producers—0.2%
5,972	Marine Harvest ASA	$107,018

	Gas, Water & Multi-Utilities—1.5%
12,386	National Grid PLC	880,769

	General Industrials—0.8%
14,982	Koninklijke Philips NV(c)	443,317

	Health Care Equipment & Services—0.9%
6,763	Fresenius Medical Care AG & Co., KGaA	296,017
331	Mazor Robotics Ltd.(b)	8,563
7,254	Smith & Nephew PLC	237,786

		542,366

	Industrial Engineering—1.2%
31,485	ABB Ltd.	708,727

	Industrial Metals & Mining—0.5%
29,843	ArcelorMittal(b)(c)	180,252
3,729	Tenaris SA	105,903

		286,155

	Leisure Goods—1.1%
19,859	Sony Corp.	659,517

	Life Insurance—2.0%
22,711	Aegon NV(c)	87,664
31,952	Aviva PLC	367,768
20,105	Prudential PLC	717,950

		1,173,382

	Media—2.1%
12,774	Pearson PLC	125,057
16,535	RELX NV	295,315
17,299	RELX PLC	331,449
4,216	WPP PLC	496,308

		1,248,129

	Mining—3.7%
25,346	BHP Billiton Ltd.	878,239
16,681	BHP Billiton PLC	506,769
1,451	Randgold Resources Ltd.	145,202
19,163	Rio Tinto PLC	640,044

		2,170,254

	Mobile Telecommunications—3.0%
20,634	NTT DOCOMO, Inc.	524,310

Schedule of Investments — (Continued)

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Mobile Telecommunications (continued)
41,870	Vodafone Group PLC	$1,220,510

		1,744,820

	Oil & Gas Producers—13.3%
49,403	BP PLC	1,737,009
21,240	Eni SpA	613,199
34,165	Royal Dutch Shell PLC, Class A	1,710,642
29,581	Royal Dutch Shell PLC, Class B	1,562,764
16,622	Statoil ASA	279,250
39,154	Total SA	1,867,646

		7,770,510

	Personal Goods—4.0%
2,205	Luxottica Group SpA	105,443
27,085	Unilever NV(c)	1,248,619
20,273	Unilever PLC	960,940

		2,315,002

	Pharmaceuticals & Biotechnology—18.3%
3,229	Amarin Corp. PLC(b)	10,301
39,443	AstraZeneca PLC	1,296,097
381	Cellectis SA(b)	9,175
651	Flamel Technologies SA(b)	8,072
670	Galapagos NV(b)	43,322
38,456	GlaxoSmithKline PLC	1,658,607
4,101	Grifols SA	65,493
397	GW Pharmaceuticals PLC(b)	52,694
41,497	Novartis AG	3,276,603
29,247	Novo Nordisk A/S	1,216,383
37,054	Sanofi	1,415,092
4,742	Shire PLC	919,284
16,036	Teva Pharmaceutical Industries Ltd.	737,816

		10,708,939

	Software & Computer Services—2.5%
847	Criteo SA(b)	29,738
15,489	SAP SE	1,415,850

		1,445,588

	Technology Hardware & Equipment—4.0%
6,912	ASML Holding NV(c)	757,417
17,276	Canon, Inc.	501,522
2,570	Logitech International SA(c)	57,722
946	NICE Systems Ltd.	63,325
92,177	Nokia OYJ	533,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Technology Hardware & Equipment (continued)
10,497	STMicroelectronics NV(c)	$85,551
48,071	Telefonaktiebolaget LM Ericsson	346,592

		2,345,834

	Tobacco—3.2%
14,725	British American Tobacco PLC	1,879,646

	Travel & Leisure—0.9%
3,399	Carnival PLC	166,823
3,274	InterContinental Hotels Group PLC	136,297
2,832	Melco Crown Entertainment Ltd.	45,623
2,009	Ryanair Holdings PLC	150,735

		499,478

	Total Investments (Cost $78,526,182)—100.6%	58,842,680
	Other assets less liabilities—(0.6)%	(349,047)

	Net Assets—100.0%	$58,493,633

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

September 30, 2016

Number of Shares		Value
	American Depositary Receipts—100.4%
	Banks—13.9%
381,600	Banco Bradesco SA	$3,461,112
15,556	Bancolombia SA	607,306
56,924	HDFC Bank Ltd.	4,092,266
195,656	ICICI Bank Ltd.	1,461,550
395,724	Itau Unibanco Holding SA	4,329,221
53,171	KB Financial Group, Inc.	1,818,980
65,261	Shinhan Financial Group Co., Ltd.	2,378,111

		18,148,546

	Beverages—4.1%
603,956	Ambev SA	3,678,092
18,143	Fomento Economico Mexicano SAB de CV	1,669,882

		5,347,974

	Chemicals—1.5%
69,860	Sasol Ltd.	1,908,575

	Construction & Materials—1.2%
192,741	Cemex SAB de CV(a)	1,530,363

	Electricity—1.8%
44,829	CPFL Energia SA	663,469
70,680	Korea Electric Power Corp.	1,723,179

		2,386,648

	Fixed Line Telecommunications—4.5%
19,099	China Telecom Corp. Ltd.	974,813
52,313	Chunghwa Telecom Co., Ltd.	1,832,524
33,988	PT Telekomunikasi Indonesia Persero Tbk	2,245,927
56,998	Telefonica Brasil SA	824,761

		5,878,025

	Food Producers—1.1%
83,567	BRF SA	1,425,653

	Gas, Water & Multi-Utilities—1.0%
58,319	Ultrapar Participacoes SA	1,276,603

	General Retailers—16.4%
154,298	Alibaba Group Holding Ltd.(a)	16,323,185
131,618	JD.com, Inc.(a)	3,433,913
17,877	New Oriental Education & Technology Group, Inc.(a)	828,778
57,198	Vipshop Holdings Ltd.(a)	839,095

		21,424,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Number of Shares		Value
	American Depositary Receipts (continued)
	Industrial Engineering—0.9%
27,814	Tata Motors Ltd.	$1,112,004

	Industrial Metals & Mining—1.7%
44,156	POSCO	2,255,488

	Life Insurance—2.0%
204,223	China Life Insurance Co., Ltd.	2,671,237

	Media—1.3%
67,304	Grupo Televisa SAB	1,729,040

	Mining—2.8%
56,166	AngloGold Ashanti Ltd.(a)	894,163
102,887	Gold Fields Ltd.	499,002
177,105	Vale SA	974,077
270,805	Vale SA (Preference Shares)	1,275,492

		3,642,734

	Mobile Telecommunications—10.6%
157,610	America Movil SAB de CV	1,803,058
151,271	China Mobile Ltd.	9,306,192
82,278	China Unicom Hong Kong Ltd.	1,002,146
71,097	Mobile Telesystems PJSC	542,470
49,006	SK Telecom Co., Ltd.	1,107,536

		13,761,402

	Oil & Gas Producers—8.9%
35,000	China Petroleum & Chemical Corp.	2,584,750
22,054	CNOOC Ltd.	2,789,610
29,037	PetroChina Co., Ltd.	1,939,672
204,852	Petroleo Brasileiro SA(a)	1,911,269
280,702	Petroleo Brasileiro SA (Preference Shares)(a)	2,332,634

		11,557,935

	Software & Computer Services—11.0%
37,187	Baidu, Inc.(a)	6,770,637
274,200	Infosys Ltd.	4,326,876
10,191	NetEase, Inc.	2,453,789
80,288	Wipro Ltd.	779,597

		14,330,899

	Technology Hardware & Equipment—13.8%
159,943	Advanced Semiconductor Engineering, Inc.	945,263
61,062	LG Display Co., Ltd.	776,709
512,940	Taiwan Semiconductor Manufacturing Co., Ltd.	15,690,835
327,403	United Microelectronics Corp.	605,695

		18,018,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Number of Shares		Value
	American Depositary Receipts (continued)
	Travel & Leisure—1.9%
52,003	Ctrip.com International Ltd.(a)	$2,421,780

	Total Investments (Cost $162,321,316)—100.4%	130,828,379
	Other assets less liabilities—(0.4)%	(459,433)

	Net Assets—100.0%	$130,368,946

Notes to Schedule of Investments:

(a)	Non-income producing security.

Schedule of Investments

BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2016

Number of Shares		Value
	Common Stocks and Other Equity Interests(a)—101.3%
	Banks—16.0%
31,932	Banco Bilbao Vizcaya Argentaria SA	$190,315
70,546	Banco Santander SA	311,108
19,221	Barclays PLC	167,030
9,783	Credit Suisse Group AG	128,549
6,796	Deutsche Bank AG(b)(c)	88,960
19,526	HSBC Holdings PLC	734,373
19,030	ING Groep NV	234,830
77,989	Lloyds Banking Group PLC	223,828
8,071	Royal Bank of Scotland Group PLC(b)	37,611
18,876	UBS Group AG(c)	257,091

		2,373,695

	Beverages—6.0%
4,022	Anheuser-Busch InBev NV	528,531
3,088	Diageo PLC	358,332

		886,863

	Chemicals—1.4%
2,294	Syngenta AG	200,954

	Construction & Materials—0.9%
4,056	CRH PLC	134,943

	Financial Services—0.0%
220	Qiwi PLC	3,221

	Fixed Line Telecommunications—4.4%
8,645	BT Group PLC	219,842
11,355	Orange SA	176,911
4,945	Telecom Italia SpA(b)	40,994
21,574	Telefonica SA	217,466

		655,213

	Food Producers—0.2%
1,863	Marine Harvest ASA	33,385

	Gas, Water & Multi-Utilities—1.9%
3,864	National Grid PLC	274,769

	General Industrials—0.9%
4,674	Koninklijke Philips NV(c)	138,304

	Health Care Equipment & Services—1.1%
2,110	Fresenius Medical Care AG & Co., KGaA	92,355
103	Mazor Robotics Ltd.(b)	2,664
2,263	Smith & Nephew PLC	74,181

		169,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Europe Select ADR Index Fund (ADRU)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Industrial Engineering—1.5%
9,822	ABB Ltd.	$221,093

	Industrial Metals & Mining—0.6%
9,310	ArcelorMittal(b)(c)	56,233
1,163	Tenaris SA	33,029

		89,262

	Life Insurance—2.5%
7,085	Aegon NV(c)	27,348
9,968	Aviva PLC	114,732
6,272	Prudential PLC	223,973

		366,053

	Media—2.6%
3,985	Pearson PLC	39,013
5,158	RELX NV	92,122
5,397	RELX PLC	103,406
1,315	WPP PLC	154,802

		389,343

	Mining—2.7%
5,204	BHP Billiton PLC	158,097
453	Randgold Resources Ltd.	45,332
5,978	Rio Tinto PLC	199,665

		403,094

	Mobile Telecommunications—2.7%
2,546	Mobile Telesystems PJSC	19,426
1,594	VimpelCom Ltd.	5,547
13,061	Vodafone Group PLC	380,728

		405,701

	Oil & Gas Producers—16.4%
15,412	BP PLC	541,886
6,626	Eni SpA	191,293
10,658	Royal Dutch Shell PLC, Class A	533,646
9,228	Royal Dutch Shell PLC, Class B	487,515
5,185	Statoil ASA	87,108
12,214	Total SA	582,608

		2,424,056

	Personal Goods—4.9%
688	Luxottica Group SpA	32,900
8,449	Unilever NV(c)	389,499
6,324	Unilever PLC	299,758

		722,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Europe Select ADR Index Fund (ADRU)

Number of Shares		Value
	Common Stocks and Other Equity Interests(a) (continued)
	Pharmaceuticals & Biotechnology—22.6%
1,007	Amarin Corp. PLC(b)	$3,212
12,304	AstraZeneca PLC	404,309
119	Cellectis SA(b)	2,866
203	Flamel Technologies SA(b)	2,517
209	Galapagos NV(b)	13,514
11,996	GlaxoSmithKline PLC	517,388
1,279	Grifols SA	20,426
124	GW Pharmaceuticals PLC(b)	16,459
12,945	Novartis AG	1,022,137
9,124	Novo Nordisk A/S	379,467
11,559	Sanofi	441,438
1,479	Shire PLC	286,719
5,003	Teva Pharmaceutical Industries Ltd.	230,188

		3,340,640

	Software & Computer Services—3.1%
264	Criteo SA(b)	9,269
4,832	SAP SE	441,693

		450,962

	Technology Hardware & Equipment—3.9%
2,156	ASML Holding NV(c)	236,255
802	Logitech International SA(c)	18,013
295	NICE Systems Ltd.	19,747
28,755	Nokia OYJ	166,491
3,274	STMicroelectronics NV(c)	26,683
14,996	Telefonaktiebolaget LM Ericsson	108,121

		575,310

	Tobacco—4.0%
4,593	British American Tobacco PLC	586,297

	Travel & Leisure—1.0%
1,060	Carnival PLC	52,025
1,021	InterContinental Hotels Group PLC	42,504
627	Ryanair Holdings PLC	47,043

		141,572

	Total Investments (Cost $20,198,137)—101.3%	14,986,087
	Other assets less liabilities—(1.3)%	(193,315)

	Net Assets—100.0%	$14,792,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Schedule of Investments — (Continued)

BLDRS Europe Select ADR Index Fund (ADRU)

Notes to Schedule of Investments:

(a)	The securities are classified as American Depositary Receipts unless noted otherwise.
(b)	Non-income producing security.
(c)	New York Registry Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Index Funds Trust

Statements of Assets and Liabilities

September 30, 2016

	BLDRS Asia 50 ADR Index Fund (ADRA)	BLDRS Developed Markets 100 ADR Index Fund (ADRD)	BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	BLDRS Europe Select ADR Index Fund (ADRU)
Assets:
Investments in securities, at value	$22,618,759	$58,842,680	$130,828,379	$14,986,087
Cash	171,498	—	543,612	—
Receivables:
Dividends	23,261	127,885	288,984	40,624
Amount due from Sponsor	8,563	—	—	23,261
Foreign tax reclaims	687	173,794	—	41,618
Prepaid accrued expenses	186	—	346	—

Total Assets	22,822,954	59,144,359	131,661,321	15,091,590

Liabilities:
Due to custodian	—	142,235	—	131,403
Payables:
Distributions	155,696	402,984	969,787	125,347
Amount due to Trustee	2,470	7,344	15,458	1,651
Amount due to Licensor	—	37,534	74,655	—
Amount due to Sponsor	—	19,239	164,336	—
Accrued expenses	40,986	41,390	68,139	40,417

Total Liabilities	199,152	650,726	1,292,375	298,818

Net Assets	$22,623,802	$58,493,633	$130,368,946	$14,792,772

Net Assets Consist of:
Shares of beneficial interest	$38,689,266	$97,428,868	$277,771,125	$26,220,692
Undistributed net investment income	319	(357,764)	(969,787)	(125,348)
Undistributed net realized gain (loss)	(11,590,903)	(18,893,969)	(114,939,455)	(6,090,522)
Net unrealized appreciation (depreciation)	(4,474,880)	(19,683,502)	(31,492,937)	(5,212,050)

Net Assets	$22,623,802	$58,493,633	$130,368,946	$14,792,772

Shares outstanding (unlimited shares authorized, $0.001 par value)	800,000	2,900,000	3,750,000	750,000
Net asset value	$28.28	$20.17	$34.77	$19.72

Total investments, at cost	$27,093,639	$78,526,182	$162,321,316	$20,198,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Asia 50 ADR Index Fund (ADRA)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$594,544	$794,360	$787,643
Foreign withholding tax	(62,261)	(68,709)	(57,116)

Total Income	532,283	725,651	730,527

Expenses:
Professional fees	28,846	37,431	34,684
Trustee fees	21,852	26,544	28,242
Licensing fees	13,123	15,926	16,945
Intraday valuation fees	9,999	10,001	10,001
Compliance service fees	4,923	10,140	10,052
Other expenses	3,992	5,689	5,564

Total Expenses	82,735	105,731	105,488

Less: Expenses waived by the Licensor	(13,123)	(15,926)	(16,945)
Less: Expenses assumed by the Sponsor	(3,966)	(10,174)	(3,817)

Net Expenses	65,646	79,631	84,726

Net Investment Income	466,637	646,020	645,801

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(103,971)	(1,047,102)	(240,941)
In-kind redemptions	(107,976)	—	578,339

Net realized gain (loss)	(211,947)	(1,047,102)	337,398

Net change in unrealized appreciation (depreciation) on investment securities	2,344,832	(2,020,625)	(724,364)

Net realized and unrealized gain (loss)	2,132,885	(3,067,727)	(386,966)

Net increase (decrease) in net assets resulting from operations	$2,599,522	$(2,421,707)	$258,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$2,579,436	$2,567,999	$3,047,360
Foreign withholding tax	(187,506)	(151,843)	(126,260)

Total Income	2,391,930	2,416,156	2,921,100

Expenses:
Trustee fees	62,496	65,738	55,397
Licensing fees	37,534	39,436	33,238
Professional fees	32,847	41,431	37,684
Marketing expenses	17,628	11,802	—
Compliance service fees	14,895	19,754	18,842
Intraday valuation fees	9,999	10,001	10,001
Other expenses	12,414	9,019	11,028

Total Expenses	187,813	197,181	166,190

Net Investment Income	2,204,117	2,218,975	2,754,910

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(1,209,431)	(1,819,663)	(1,030,331)
In-kind redemptions	704,578	404,153	—

Net realized gain (loss)	(504,853)	(1,415,510)	(1,030,331)

Net change in unrealized appreciation (depreciation) on investment securities	(1,385,377)	(8,850,017)	1,980,936

Net realized and unrealized gain (loss)	(1,890,230)	(10,265,527)	950,605

Net increase (decrease) in net assets resulting from operations	$313,887	$(8,046,552)	$3,705,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$2,857,130	$4,318,040	$5,994,528
Foreign withholding tax	(318,524)	(430,502)	(457,684)

Total Income	2,538,606	3,887,538	5,536,844

Expenses:
Trustee fees	124,240	179,132	221,279
Licensing fees	74,655	107,479	132,768
Marketing expenses	61,995	97,987	93,015
Professional fees	45,724	40,989	73,677
Reports to shareholders fees	18,821	20,030	34,844
Compliance service fees	15,950	71,831	82,731
Other expenses	32,030	28,947	25,524

Total Expenses	373,415	546,395	663,838

Net Investment Income	2,165,191	3,341,143	4,873,006

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(5,260,453)	(20,403,821)	(9,814,980)
In-kind redemptions	(7,375,304)	(6,886,017)	(4,740,096)

Net realized gain (loss)	(12,635,757)	(27,289,838)	(14,555,076)

Net change in unrealized appreciation (depreciation) on investment securities	39,100,471	(27,067,954)	26,063,733

Net realized and unrealized gain (loss)	26,464,714	(54,357,792)	11,508,657

Net increase (decrease) in net assets resulting from operations	$28,629,905	$(51,016,649)	$16,381,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Europe Select ADR Index Fund (ADRU)

Statements of Operations

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Investment Income:
Dividend income	$730,667	$819,255	$1,094,298
Foreign withholding tax	(49,725)	(51,727)	(45,409)

Total Income	680,942	767,528	1,048,889

Expenses:
Professional fees	29,835	34,430	33,583
Trustee fees	16,956	21,098	18,077
Licensing fees	10,190	12,659	10,846
Intraday valuation fees	9,999	10,001	10,001
Compliance service fees	6,082	6,442	6,476
Other expenses	7,960	6,231	6,712

Total Expenses	81,022	90,861	85,695

Less: Expenses waived by the Licensor	(10,190)	(12,659)	(10,846)
Less: Expenses assumed by the Sponsor	(19,861)	(14,909)	(20,618)

Net Expenses	50,971	63,293	54,231

Net Investment Income	629,971	704,235	994,658

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(425,396)	(779,242)	(427,199)
In-kind redemptions	229,049	261,918	—

Net realized gain (loss)	(196,347)	(517,324)	(427,199)

Net change in unrealized appreciation (depreciation) on investment securities	(370,151)	(2,780,272)	1,077,101

Net realized and unrealized gain (loss)	(566,498)	(3,297,596)	649,902

Net increase (decrease) in net assets resulting from operations	$63,473	$(2,593,361)	$1,644,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Asia 50 ADR Index Fund (ADRA)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$466,637	$646,020	$645,801
Net realized gain (loss)	(211,947)	(1,047,102)	337,398
Net change in unrealized appreciation (depreciation)	2,344,832	(2,020,625)	(724,364)

Net increase (decrease) in net assets resulting from operations	2,599,522	(2,421,707)	258,835

Distributions to Shareholders from:
Net investment income	(488,796)	(648,369)	(646,838)

Shareholder Transactions:
Proceeds from shares sold	1,240,504	640	5,874,874
Value of shares repurchased	(3,866,725)	—	(8,338,742)

Net increase (decrease) in net assets resulting from shares transactions	(2,626,221)	640	(2,463,868)

Increase (Decrease) in Net Assets	(515,495)	(3,069,436)	(2,851,871)

Net Assets:
Beginning of year	23,139,297	26,208,733	29,060,604

End of year	$22,623,802	$23,139,297	$26,208,733

Undistributed net investment income at end of year	$319	$22,478	$(3,609)

Changes in Shares Outstanding:
Shares sold	50,000	—	200,000
Shares repurchased	(150,000)	—	(300,000)
Shares outstanding, beginning of year	900,000	900,000	1,000,000

Shares outstanding, ending of year	800,000	900,000	900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$2,204,117	$2,218,975	$2,754,910
Net realized gain (loss)	(504,853)	(1,415,510)	(1,030,331)
Net change in unrealized appreciation (depreciation)	(1,385,377)	(8,850,017)	1,980,936

Net increase (decrease) in net assets resulting from operations	313,887	(8,046,552)	3,705,515

Distributions to Shareholders from:
Net investment income	(2,419,239)	(2,412,654)	(2,695,253)

Shareholder Transactions:
Proceeds from shares sold	3,096,979	21,192,472	6,100,912
Value of shares repurchased	(7,748,881)	(2,371,229)	—

Net increase (decrease) in net assets resulting from shares transactions	(4,651,902)	18,821,243	6,100,912

Increase (Decrease) in Net Assets	(6,757,254)	8,362,037	7,111,174

Net Assets:
Beginning of year	65,250,887	56,888,850	49,777,676

End of year	$58,493,633	$65,250,887	$56,888,850

Undistributed net investment income at end of year	$(357,764)	$(142,642)	$50,181

Changes in Shares Outstanding:
Shares sold	150,000	900,000	250,000
Shares repurchased	(400,000)	(100,000)	—
Shares outstanding, beginning of year	3,150,000	2,350,000	2,100,000

Shares outstanding, ending of year	2,900,000	3,150,000	2,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$2,165,191	$3,341,143	$4,873,006
Net realized gain (loss)	(12,635,757)	(27,289,838)	(14,555,076)
Net change in unrealized appreciation (depreciation)	39,100,471	(27,067,954)	26,063,733

Net increase (decrease) in net assets resulting from operations	28,629,905	(51,016,649)	16,381,663

Distributions to Shareholders from:
Net investment income	(2,825,467)	(4,309,130)	(4,887,680)

Shareholder Transactions:
Proceeds from shares sold	4,529,729	124,414	7,617,669
Value of shares repurchased	(24,580,528)	(33,841,503)	(49,841,673)

Net increase (decrease) in net assets resulting from shares transactions	(20,050,799)	(33,717,089)	(42,224,004)

Increase (Decrease) in Net Assets	5,753,639	(89,042,868)	(30,730,021)

Net Assets:
Beginning of year	124,615,307	213,658,175	244,388,196

End of year	$130,368,946	$124,615,307	$213,658,175

Undistributed net investment income at end of year	$(969,787)	$(924,251)	$(80,679)

Changes in Shares Outstanding:
Shares sold	150,000	—	200,000
Shares repurchased	(850,000)	(1,000,000)	(1,350,000)
Shares outstanding, beginning of year	4,450,000	5,450,000	6,600,000

Shares outstanding, ending of year	3,750,000	4,450,000	5,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

BLDRS Europe Select ADR Index Fund (ADRU)

Statements of Changes in Net Assets

For the years ended September 30, 2016, 2015 and 2014

	2016	2015	2014
Operations:
Net investment income	$629,971	$704,235	$994,658
Net realized gain (loss)	(196,347)	(517,324)	(427,199)
Net change in unrealized appreciation (depreciation)	(370,151)	(2,780,272)	1,077,101

Net increase (decrease) in net assets resulting from operations	63,473	(2,593,361)	1,644,560

Distributions to Shareholders from:
Net investment income	(729,587)	(822,392)	(986,738)

Shareholder Transactions:
Proceeds from shares sold	—	3,562,672	3,666,218
Value of shares repurchased	(2,967,480)	(1,186,972)	—

Net increase (decrease) in net assets resulting from shares transactions	(2,967,480)	2,375,700	3,666,218

Increase (Decrease) in Net Assets	(3,633,594)	(1,040,053)	4,324,040

Net Assets:
Beginning of year	18,426,366	19,466,419	15,142,379

End of year	$14,792,772	$18,426,366	$19,466,419

Undistributed net investment income at end of year	$(125,348)	$(94,273)	$23,884

Changes in Shares Outstanding:
Shares sold	—	150,000	150,000
Shares repurchased	(150,000)	(50,000)	—
Shares outstanding, beginning of year	900,000	800,000	650,000

Shares outstanding, ending of year	750,000	900,000	800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights

BLDRS Asia 50 ADR Index Fund (ADRA)

	Year Ended September 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$25.71	$29.12	$29.06	$23.95	$22.40

Net investment income(a)	0.56	0.72	0.67	0.62	0.62
Net realized and unrealized gain (loss) on investments	2.61	(3.41)	0.09	4.88	1.57

Total from investment operations	3.17	(2.69)	0.76	5.50	2.19

Distributions to shareholders from:
Net investment income	(0.60)	(0.72)	(0.70)	(0.39)	(0.56)
Return of capital	—	—	—	—	(0.08)

Total distributions	(0.60)	(0.72)	(0.70)	(0.39)	(0.64)

Net asset value at end of year	$28.28	$25.71	$29.12	$29.06	$23.95

Net Asset Value Total Return(b)	12.51%	(9.44)%	2.59%	23.04%	9.89%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$22,624	$23,139	$26,209	$29,061	$26,344
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, prior to Waivers	0.38%	0.40%	0.37%	0.40%	0.41%
Net investment income, after Waivers	2.13%	2.43%	2.29%	2.30%	2.57%
Portfolio turnover rate(c)	7.00%	11.27%	3.47%	7.01%	10.15%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights — (Continued)

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

	Year Ended September 30,
	2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$20.71	$24.21	$23.70		$19.91	$17.71

Net investment income(a)	0.71	0.79	1.23	(b)	0.68	0.69
Net realized and unrealized gain (loss) on investments	(0.46)	(3.45)	0.49		3.79	2.19

Total from investment operations	0.25	(2.66)	1.72		4.47	2.88

Distributions to shareholders from:
Net investment income	(0.79)	(0.84)	(1.21)		(0.68)	(0.68)

Net asset value at end of year	$20.17	$20.71	$24.21		$23.70	$19.91

Net Asset Value Total Return(c)	1.34%	(11.26)%	7.29%		22.78%	16.61%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$58,494	$65,251	$56,889		$49,778	$48,779
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%		0.30%	0.30%
Expenses, prior to Waivers	0.30%	0.30%	0.30%		0.33%	0.35%
Net investment income after Waivers	3.52%	3.38%	4.97	%(b)	3.12%	3.57%
Portfolio turnover rate(d)	5.05%	4.06%	6.56%		3.58%	4.94%

(a)	Based on average shares outstanding.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights — (Continued)

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

	Year Ended September 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$28.00	$39.20	$37.03	$39.27	$36.08

Net investment income(a)	0.53	0.66	0.84	0.88	0.96
Net realized and unrealized gain (loss) on investments	6.94	(10.97)	2.16	(2.21)	3.23

Total from investment operations	7.47	(10.31)	3.00	(1.33)	4.19

Distribution to shareholders from:
Net investment income	(0.70)	(0.89)	(0.83)	(0.91)	(1.00)

Net asset value at end of year	$34.77	$28.00	$39.20	$37.03	$39.27

Net Asset Value Total Return(b)	26.99%	(26.58)%	8.17%	(3.36)%	11.75%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$130,369	$124,615	$213,658	$244,388	$341,609
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.74%	1.87%	2.20%	2.30%	2.42%
Portfolio turnover rate(c)	7.61%	17.51%	8.34%	8.62%	12.03%

(a)	Based on average shares outstanding.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(c)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights — (Continued)

BLDRS Europe Select ADR Index Fund (ADRU)

	Year Ended September 30,
	2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of year	$20.47	$24.33	$23.30		$19.92	$17.34

Net investment income(a)	0.74	0.77	1.36	(b)	0.70	0.70
Net realized and unrealized gain (loss) on investments	(0.62)	(3.75)	1.02		3.25	2.53

Total from investment operations	0.12	(2.98)	2.38		3.95	3.23

Distribution to shareholders from:
Net investment income	(0.87)	(0.88)	(1.35)		(0.57)	(0.65)

Net asset value at end of year	$19.72	$20.47	$24.33		$23.30	$19.92

Net Asset Value Total Return(c)	0.70%	(12.53)%	10.28%		20.10%	18.99%
Ratios/Supplemental Data
Net assets at end of year (000’s omitted)	$14,793	$18,426	$19,466		$15,142	$13,947
Ratio to average net assets of:
Expenses, after Waivers	0.30%	0.30%	0.30%		0.30%	0.30%
Expenses, prior to Waivers	0.48%	0.43%	0.47%		0.58%	0.59%
Net investment income after Waivers	3.71%	3.34%	5.49	%(b)	3.25%	3.69%
Portfolio turnover rate(d)	5.24%	4.79%	7.79%		3.00%	4.69%

(a)	Based on average shares outstanding.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed to include a significant dividend received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Notes to Financial Statements

BLDRS Index Funds Trust

September 30, 2016

Note 1. Organization

BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios (each a “Fund” and collectively the “Funds”). The Trust was organized under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2016, the Trust offered four portfolios:

Full Name	Short Name
BLDRS Asia 50 ADR Index Fund	“Asia”
BLDRS Developed Markets 100 ADR Index Fund	“Developed Markets”
BLDRS Emerging Markets 50 ADR Index Fund	“Emerging Markets”
BLDRS Europe Select ADR Index Fund	“Europe”

The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market.

The investment objective of each Fund is to provide investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each a “BNY Mellon ADR Index”):

Fund	BNY Mellon ADR Index
BLDRS Asia 50 ADR Index Fund	The BNY Mellon Asia 50 ADR IndexSM
BLDRS Developed Markets 100 ADR Index Fund	The BNY Mellon Developed Markets 100 ADR IndexSM
BLDRS Emerging Markets 50 ADR Index Fund	The BNY Mellon Emerging Markets 50 ADR IndexSM
BLDRS Europe Select ADR Index Fund	The BNY Mellon Europe Select ADR IndexSM

The Bank of New York Mellon (the “Trustee”) has entered into an Agency Agreement with Invesco PowerShares Capital Management LLC (the “Sponsor”) (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its BNY Mellon ADR Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its BNY Mellon ADR Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

reflect changes in the composition of its BNY Mellon ADR Index. In addition, the performance of each Fund and its BNY Mellon ADR Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its BNY Mellon ADR Index resulting from legal restrictions, cost or liquidity constraints.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate Actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

E. Expenses

Under the Trust Agreement, the Trust is responsible for the Trustee’s fee (including fees for extraordinary expenses and other services), transfer agency services fees, governmental fees, any taxes, fees and charges payable by the Trustee with respect to Shares, indemnification of the Trustee or the Sponsor, brokerage commissions and other transactional charges and other out-of-pocket expenses of a Fund.

In addition, the Trust may be charged for expenses related to reimbursement to the Sponsor for annual licensing fees, federal and state annual registration fees and expenses of the Sponsor relating to the printing and distribution of marketing materials. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust in an amount equal to the actual costs incurred, but shall not exceed 0.30% per annum of the daily NAV of the Trust.

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

F. Dividends and Distributions to Shareholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Note 3. Agreements with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the years ended September 30, 2016, 2015 and 2014, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below. Marketing expenses are paid by the Sponsor on behalf of the Trust for invoices received directly by the Sponsor during the year. The following amounts remain payable to the Sponsor at September 30, 2016.

Asia	$—
Developed Markets	19,239
Emerging Markets	164,336
Europe	—

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2016, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal years ended September 30, 2016, 2015 and 2014, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	License Fees Waived by Licensor Fiscal Year Ended September 30,			Expenses Assumed by the Sponsor Fiscal Year Ended September 30,
	2016	2015	2014	2016	2015	2014
Asia	$13,123	$15,926	$16,945	$3,966	$10,174	$3,817
Developed Markets	—	—	—	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	10,190	12,659	10,846	19,861	14,909	20,618

Invesco Distributors, Inc., an affiliate of the Sponsor, is the distributor for the Funds. Prior to January 2, 2016, ALPS Distributors, Inc. was the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2016, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

Note 5. Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended September 30, 2016, 2015 and 2014:

	Ordinary Income
	2016	2015	2014
Asia	$488,796	$648,369	$646,838
Developed Markets	2,419,239	2,412,654	2,695,253
Emerging Markets	2,825,467	4,309,130	4,887,680
Europe	729,587	822,392	986,738

Tax Components of Net Assets at Fiscal Year-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investment Securities	Capital Loss Carryforwards	Post-October Capital Losses Deferrals*	Shares of Beneficial Interest	Total Net Assets
Asia	$156,016	$(155,695)	$(4,831,073)	$(11,216,156)	$(18,556)	$38,689,266	$22,623,802
Developed Markets	45,220	(402,984)	(21,244,175)	(16,512,530)	(820,766)	97,428,868	58,493,633
Emerging Markets	—	(969,786)	(33,558,329)	(107,938,243)	(4,935,821)	277,771,125	130,368,946
Europe	—	(125,348)	(5,577,987)	(5,372,841)	(351,744)	26,220,692	14,792,772

*	The Funds will elect to defer net capital losses incurred after October 31 (“Post-October Capital Losses”) within the taxable year until the first business day of each Fund’s next taxable year.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards and expiration dates for each Fund as of September 30, 2016:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*
Asia	$3,330,400	$4,149,037	$298,791	$294,090	$3,143,838	$11,216,156
Developed Markets	681,358	8,058,923	2,608,098	45,859	5,118,292	16,512,530
Emerging Markets	31,056,295	10,088,950	1,412,302	4,135,607	61,245,089	107,938,243
Europe	325,340	2,226,447	1,078,809	11,120	1,731,125	5,372,841

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

Note 6. Investment Transactions

For the fiscal year ended September 30, 2016, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Asia	$1,536,100	$1,575,960
Developed Markets	3,169,203	3,186,327
Emerging Markets	9,579,551	10,495,176
Europe	912,502	900,150

For the fiscal year ended September 30, 2016, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$1,236,972	$3,866,976
Developed Markets	3,103,605	7,758,430
Emerging Markets	4,570,862	24,830,628
Europe	—	2,984,044

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Asia	$2,772,076	$(7,603,149)	$(4,831,073)	$27,449,832
Developed Markets	3,433,186	(24,677,361)	(21,244,175)	80,086,855
Emerging Markets	24,094,552	(57,652,881)	(33,558,329)	164,386,708
Europe	1,140,170	(6,718,157)	(5,577,987)	20,564,074

Note 7. Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of in-kind transactions on September 30, 2016, amounts were reclassified between undistributed net investment income, undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended September 30, 2016, the reclassifications were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Asia	$—	$214,518	$(214,518)
Developed Markets	—	(110,480)	110,480
Emerging Markets	614,740	8,213,028	(8,827,768)
Europe	68,541	(22,917)	(45,624)

BLDRS Index Funds Trust

Notes to Financial Statements — (Continued)

Note 8. Capital

The Shares of the Funds are issued and redeemed only in size aggregations of 50,000 Shares, called “Creation Units”. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2016, 2015 and 2014, the Trustee earned the following amounts in transaction fees:

	For the Fiscal Year Ended September 30,
	2016	2015	2014
Asia	$2,000	$—	$2,000
Developed Markets	7,000	13,000	4,000
Emerging Markets	7,500	7,500	10,000
Europe	2,000	4,000	3,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2016, 2015 or 2014.

Note 9. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CREATION AND REDEMPTION OF SHARES

Each Fund, a unit investment trust created under the laws of the State of New York pursuant to the Trust Agreement and Indenture, creates and redeems Shares only in Creation Unit size aggregations of 50,000 Shares or in multiples thereof (e.g., 100,000; 150,000; 200,000 Shares) on a continuous basis without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day, of an order in proper form. Shares may be created or redeemed in one of two ways: (1) through the “Clearing Process,” which means the process of creating or redeeming Shares through the continuous net settlement system of NSCC by a participant in the CNS system of NSCC (a “Participating Party”); or (2) outside of the Clearing Process which means through DTC, by a “DTC Participant,” which party, in each case, must have executed an agreement with the relevant Fund, the Distributor and the Trustee with respect to the procedure for creations and redemptions of Creation Units (“Participant Agreement”). The Participating Party authorizes the Distributor to transmit trade instructions through the Trustee to NSCC. Participating Parties and DTC Participants are collectively referred to as “Authorized Participants.”

Investors may contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. As of September 30, 2016, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:

BLDRS Asia 50 ADR Index Fund — $1,413,964.

BLDRS Developed Markets 100 ADR Index Fund — $1,008,494.

BLDRS Emerging Markets 50 ADR Index Fund — $1,738,224.

BLDRS Europe Select ADR Index Fund — $986,169.

Creation or Redemption of Shares Through the Clearing Process

a.	Creation

Shares may be purchased from a Fund only in Creation Unit size aggregations by tendering to the Trustee an in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) per each Creation Unit, which constitutes a substantial replication of the stocks included in the relevant benchmark BNY Mellon ADR Index, a “Cash Component” plus the creation Transaction Fee. The Cash Component is an amount equal to the dividends on all Fund Securities with ex-dividend dates within the accumulation period for a dividend distribution (“Accumulation Period”), net of expenses and liabilities for such period, as if all the Fund Securities had been held by the Fund for the entire Accumulation Period, as proscribed by the Trustee, together with the Balancing Amount (as defined in “Determination of the Portfolio Deposit,” below). Together the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.”

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party must substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

Creation Units may also be purchased in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit, subject to the following procedures. In these circumstances, a Participating Party intending to utilize this procedure will be required to post collateral with the Trustee outside of the NSCC consisting of: (i) cash at least equal to 115% of the closing value, on the day the order to purchase Creation Units is deemed received, of the portion of the Deposit Securities not expected to be available in the account of the Participating Party for delivery to the BLDRS Index Fund on the third Business Day following placement of such order, and (ii) such additional deposits as will reflect daily marked to the market increases (but no decreases) in such value as determined by the Trustee. This cash collateral will be required to be posted with the Trustee by 11:00 a.m. (New York time) on the morning of the Business Day following the day such order is deemed received by the Distributor, or else the order to purchase Creation Units will be cancelled. The Trustee will hold such collateral in an account separate and apart from the BLDRS Index Fund. To the extent that missing Deposit Securities are not received by a certain time or in the event a mark to market payment is not made within a certain time following notification by the Distributor that such a payment is required, the Trustee may use the cash on deposit to purchase the securities that were to be deposited. An investor will be liable to the Trustee for the costs incurred in connection with any such purchases. These costs include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs. The Trustee will return any unused portion of the cash once all of the missing securities have been properly received by the Trustee or purchased by the Trustee and deposited into a Fund. The delivery of Creation Units will occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

b.	Redemption

Enough Shares must be accumulated in the secondary market to constitute a Creation Unit in order to have Shares redeemed by a Fund. A FUND WILL NOT REDEEM SHARES IN AN AMOUNT LESS THAN A CREATION UNIT. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit generally will be made by each Fund through delivery of designated Fund Securities (“Redemption Securities”) — as announced by the Trustee on the Business Day the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption Transaction Fee. The Redemption Securities and the Cash Redemption Amount constitute a “Redemption Payment.” It is expected that the identity and number of Fund Securities delivered to a redeeming Shareholder will be similar to the identity and number of the Deposit Securities. In the event that the Fund Securities have a value greater than the NAV of the Shares tendered for redemption, a compensating cash payment equal to the difference must be made by or through an Authorized Participant by or on behalf of the redeeming shareholder.

If the Trustee determines that a Fund Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Fund Securities, based on its market value as of the Valuation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Amount in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Fund Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Fund Securities as of the Valuation Time on the date of the redemption as a part of the Cash Redemption Amount in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of its relevant BNY Mellon ADR Index.

Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Deposit Securities and the Cash Redemption Amount will be transferred to the redeeming party by the third (3rd) Business Day following the date on which such request for redemption is received in proper form by the Trustee.

Creation and Redemption of Shares Outside the Clearing Process.

a.	Creation

Shares may be purchased outside the Clearing Process by using a DTC Participant who has executed a Participant Agreement and requests such creation of Creation Units to be affected through a transfer of the

Deposit Securities within the Portfolio Deposit directly through DTC. The Cash Component must be transferred directly to the Trustee through the Federal Reserve wire system. The delivery of Creation Units of Shares so created must occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party may substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

b.	Redemption

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. Such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be affected through a transfer of Shares directly through DTC.

After the receipt of an order for redemption outside the Clearing Process, the Trustee will initiate procedures to transfer the requisite Redemption Payment to be delivered to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third (3rd) Business Day following the date on which such request for redemption is received by the Trustee.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Funds Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY Mellon ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of its relevant BNY Mellon ADR Index.

Redemptions will be Subject to Applicable Laws.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemption or could not do so without first registering the Redemption Securities under such laws. If an investor is subject to a legal restriction with respect to a particular security, the investor may (at the option of the Trustee) be paid an equivalent amount of cash in lieu of such security. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payments, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Creation and Redemption Transaction Fee.

To compensate the Trustee for transfer and other transaction costs involved in creation and redemption transactions made through the Clearing Process, investors will be required to pay a “Transaction Fee,” payable to the Trustee, of $10 per each security “name” in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for BLDRS Asia 50 ADR Index Fund and BLDRS Emerging Markets 50 ADR Index Fund and to the nearest $1,000 for BLDRS Developed Markets 100 ADR Index Fund and BLDRS Europe Select ADR Index Fund per Participating Party per day, regardless of the number of Creation Units purchased or redeemed on such day by such Participating Party. The amount of the Transaction Fee in effect at any given time will be made available upon request to the Trustee. For the year ended September 30, 2016, the Transaction Fee earned by the Trustee for each Fund was: $2,000 for BLDRS Asia 50 ADR Index Fund, $7,000 for BLDRS Developed Markets 100 ADR Index Fund, $7,500 for BLDRS Emerging Markets 50 ADR Index Fund and $2,000 for BLDRS Europe Select ADR Index Fund. An additional charge of up to three (3) times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit, may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process, and (ii) cash creations (to offset the Trustee’s brokerage and other transaction costs associated with using cash to purchase the requisite Portfolio Deposit). Investors are responsible for the costs of transferring the securities constituting the Portfolio Deposit to the account of a Fund.

Rejecting an Order.    The Trustee reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Portfolio Deposit delivered is not as disseminated through the facilities of NSCC for that date by the Trustee, as described above; (d) acceptance of the Portfolio Deposit would have certain adverse tax consequences to the relevant Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trustee, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) in the event that circumstances outside the control of the Distributor and the Trustee make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trustee, the Distributor, DTC, NSCC or any other party in the creation process; and similar extraordinary events. The Distributor will notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trustee and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor will either of them incur any liability for the failure to give any such notification. In addition, redemption orders must be received in the proper form as described in the Participant Agreement.

All questions as to the number of shares of each security in the Portfolio Deposit and Redemption Payment, and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trustee, and the Trustee’s determination will be final and binding.

THE PORTFOLIOS

Relationship to the Relevant BNY Mellon ADR Index.    Because the objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of the relevant benchmark BNY Mellon ADR Index, a Fund’s portfolio of securities is intended to correspond generally to its relevant benchmark BNY Mellon ADR Index and will consist of as many of the Depositary Receipts comprising the relevant benchmark BNY Mellon ADR Index as is practicable. Cash or cash items (other than dividends held for distribution) normally will not be a substantial part of a Fund’s net assets. Although a Fund may at any time not own certain of the Index Securities, a Fund will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the relevant benchmark BNY Mellon ADR Index and that derived from ownership of the Shares of the relevant Fund.

Each of the relevant benchmark BNY Mellon ADR Indexes is a capitalization-weighted index of Depositary Receipts calculated under the auspices of the Licensor. At any moment in time, the value of a BNY Mellon ADR Index equals the aggregate free-float adjusted market capitalization of each relevant component Index Security, evaluated at their respective last sale prices on NASDAQ, the NYSE or NYSE MKT LLC (“NYSE MKT”) divided by a scaling factor (“divisor”) which yields a resulting index value in the reported magnitude.

Change to a BNY Mellon ADR Index.    Periodically, the Licensor may determine that total share quantities have changed in one or more Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. The Licensor may periodically replace one or more Index Securities in the relevant benchmark

BNY Mellon ADR Index due to corporate actions, bankruptcies or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the relevant benchmark BNY Mellon ADR Index. Ordinarily, whenever there is a change in share quantities or a change in the Index Securities included in the relevant benchmark BNY Mellon ADR Index, the Licensor adjusts the divisor to assure that there is no discontinuity in the value of the relevant benchmark BNY Mellon ADR Index. Changes to the relevant benchmark BNY Mellon ADR Index will cause the Trustee to make corresponding portfolio adjustments as described below.

Adjustments to Portfolios.    As set forth in the Trust Agreement and Indenture (“Trust Agreement and Indenture”), the Trustee is responsible for adjusting the composition of a Fund’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of each Fund’s relevant benchmark BNY Mellon ADR Index. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to perform the portfolio adjustments described in this prospectus. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into an Agency Agreement with the Sponsor, dated November 16, 2012 (the “Agency Agreement”). In accordance with the terms of the Trust Agreement and Indenture and under the terms of the Agency Agreement, the Sponsor will perform the following functions on behalf of the Trust and the Trustee: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor. The Trustee will pay the Sponsor for these services from its own assets.

The Sponsor aggregates certain of these adjustments and makes conforming changes to a Fund’s portfolio at least quarterly; however, modifications are made more frequently in the case of significant changes to the relevant benchmark BNY Mellon ADR Index. Specifically, the Sponsor is required to adjust the composition of a Fund’s portfolio any time there is a change in the identity of any Index Security (i.e., a substitution of one security in replacement of another), which adjustment is to be made within three (3) Business Days before or after the day on which the change in the identity of such Index Security is scheduled to take effect at the close of the market. Although the investment objective of each Fund is to provide investment results which correspond generally, before fees and expenses, to the performance of the relevant benchmark BNY Mellon ADR Index, it is not always efficient to replicate identically the share composition of the relevant benchmark BNY Mellon ADR Index if the transaction costs incurred by a Fund in so adjusting the Fund’s portfolio would exceed the expected misweighting that would ensue by failing to replicate identically minor and insignificant share changes to the relevant benchmark BNY Mellon ADR Index. Accordingly, minor misweightings are generally permitted subject to the guidelines described in the following paragraph.

The Sponsor is required to adjust the composition of a Fund’s portfolio of securities at any time that the weighting of any security held in a Fund’s portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 25/100 of 1% to 2/100 of 1%, depending on the NAV of the relevant Fund (in each case, the “Misweighting Amount”), from the weighting of such security held in the Fund’s portfolio in the benchmark BNY Mellon ADR Index (a “Misweighting”). The Sponsor will examine each security held in a Fund’s portfolio on each Business Day, comparing the weighting of each such security in the portfolio to the weighting of the corresponding Index Security in the relevant benchmark BNY Mellon ADR Index, based on prices at the close of the market on the preceding Business Day (a “Weighting Analysis”). In the event that there is a Misweighting in any security in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Sponsor will perform a Weighting Analysis for each security held in a Fund’s portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Sponsor will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to a Fund’s portfolio due to a Misweighting, the purchase or sale of securities necessitated by such adjustment will be made within three (3) Business Days of the day on which the Misweighting is determined. In addition to the foregoing adjustments, the Sponsor reserves the right to make additional adjustments periodically with respect to a security held in a Fund’s portfolio that may be misweighted by an amount within the applicable Misweighting Amount in order to reduce the overall Misweighting of a Fund’s portfolio.

The foregoing guidelines with respect to Misweightings will also apply to any Index Security that: (1) is likely to be unavailable for delivery or available in insufficient quantity for delivery; (2) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security; or (3) is not eligible to be processed through the Clearing Process. (From time to time, an Index Security may not be eligible for transfer through the Clearing Process because such security is not eligible for transfer through the systems of DTC.) Upon receipt of an order for a Creation Unit that involves such an Index Security, the Sponsor will determine whether the substitution of cash will cause a Misweighting in a Fund’s portfolio with respect to such Index Security. If a Misweighting results, the Sponsor will purchase the required number of shares of such Index Security on the opening of the market on the following Business Day.

Pursuant to these guidelines, the Sponsor will calculate the required adjustments and will purchase and sell the appropriate securities. As a result of the purchase and sale of securities in accordance with these requirements, or the completion of a creation order, the Sponsor may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of securities or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains) as a result of such transactions, which amount will not exceed for more than five (5) consecutive Business Days 5/10th of 1% of the aggregate value of the securities. In the event that the Sponsor has made all required adjustments and is left with cash in excess of 5/10th of 1% of the aggregate value of the securities held in a Fund’s portfolio, the Sponsor will use such cash to purchase additional Index Securities that are under-weighted in a Fund’s portfolio as compared to their relative weightings in the relevant benchmark BNY Mellon ADR Index.

All adjustments to a Fund’s portfolio pursuant to these procedures will be non-discretionary. Portfolio adjustments will be made unless such adjustments would cause a Fund to lose its status as a “regulated investment company” under Subchapter M of the Code. Additionally, the Sponsor is required to adjust the composition of a Fund’s portfolio at any time if it is necessary to insure the continued qualification of a Fund as a regulated investment company.

If the method of determining the relevant benchmark BNY Mellon ADR Index is changed by the Licensor, the Trustee and the Sponsor will have the right to amend the Trust Agreement and Indenture, without the consent of DTC or the Beneficial Owners, to conform the adjustments to such changes so that a Fund’s objective of tracking the relevant benchmark BNY Mellon ADR Index is maintained.

The Trustee will rely on data provided by the Licensor and other financial industry sources for information as to the composition and weightings of the Index Securities. If the Trustee cannot obtain or process such information or NSCC is unable to receive such information from the Trustee on any Business Day, then the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit will be used for the purposes of all adjustments and determinations, and determination of the securities portion of the Portfolio Deposit until the earlier of: (a) such time as current information with respect to the Index Securities is available; or (b) three (3) consecutive Business Days have elapsed. If such current information is not available and three (3) consecutive Business Days have elapsed, the composition and weightings of the securities held in a Fund’s portfolio (as opposed to the Index Securities) will be used for the purposes of all adjustments and determinations and determination of the securities portion of the Portfolio Deposit until current information with respect to the Index Securities is available.

In the event a Fund is terminated, the Trustee will use the composition and weightings of the Index Securities as of the date the Trustee received notice of termination for all redemptions or other required uses of the relevant index.

Mergers Involving Fund Securities.    Each Fund, as a shareholder of securities of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee may not accept any such offers until the Licensor has determined that the securities of the issuer will be removed from the relevant benchmark BNY Mellon ADR Index. Securities of an issuer are often removed from the relevant benchmark BNY Mellon ADR Index only after the consummation of a merger or acquisition of such an issuer. In selling the securities of such issuer the Trustee may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions will be reinvested in Index Securities. Any securities received as a part of the consideration that are not Index Securities will be sold as soon as practicable and the cash proceeds of such sale will be invested in Index Securities.

Securities Transactions.    Purchases and sales of securities held in a Fund’s portfolio resulting from the adjustments may be made in the share amounts dictated by the foregoing specifications, whether round lot or odd lot and will include brokerage commissions and other transaction charges. Certain Index Securities, however, may at times not be available in the required quantities requested. For this and other reasons, precise duplication of the proportionate relationship between a Fund’s portfolio and its Index Securities may not ever be possible but nevertheless will continue to be the objective in connection with all acquisitions and dispositions of Index Securities.

DETERMINATION OF NET ASSET VALUE

The NAV per Share for each Fund is computed by dividing the value of net assets (i.e., the value of the Fund’s total assets less total liabilities) by the Fund’s total number of Shares outstanding. The NAV of each Fund is calculated by the Trustee and determined each Business Day at the close of regular trading of the NASDAQ (ordinarily 4:00 p.m. New York time). The income and expenses of the relevant Fund are accrued daily and reflected in the NAV per Share of each Fund. Under the terms of the Trust Agreement and Indenture, the Trustee may employ one or more agents at its own expense to evaluate the securities held by the Trust, and determine their fair value to the extent that market quotations are not readily available. These agents may include, but are not required to include, the Sponsor. Pursuant to this authority, the Trustee has entered into the Agency Agreement.

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade or official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Agreement and Indenture and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement and Indenture.

DETERMINATION OF THE PORTFOLIO DEPOSIT

On each Business Day, the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted in accordance with the following procedure. At the close of the market on each day in which the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted (“Adjustment Day”), the Trustee calculates the NAV of each Fund. The NAV is divided by the number of outstanding Shares, multiplied by 50,000 Shares in one Creation Unit aggregation, resulting in an NAV per Creation Unit (“NAV Amount”). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the relevant benchmark BNY Mellon ADR Index in a Portfolio Deposit for the following Business Day (“Request Day”), such that: (1) the market value at the close of the market on Adjustment Day of the securities to be included in the Portfolio Deposit on Request Day, together with the amount intended to enable a Fund to make a distribution of dividends on the next dividend payment date as if all the securities in a Fund’s portfolio had been held for the entire dividend period (“Dividend Equivalent Payment”) as calculated by the Trustee, effective for requests to create or redeem on Adjustment Day, equals the NAV Amount; and (2) the identity and weighting of each of the securities in a Portfolio Deposit mirrors proportionately the identity and weightings of the securities in the relevant benchmark BNY Mellon ADR Index, each as in effect on Request Day. For each security, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and number of shares of the securities so calculated constitute the securities portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as the Index Securities to be delivered by the Trustee in the event of a request for redemption of Creation Units on Request Day and thereafter until the following Adjustment Day (see “Creation and Redemption of Shares”). In addition to the foregoing adjustments, in the event that there will occur a stock split, stock dividend or reverse split with respect to any Index Security that does not result in an adjustment to the relevant benchmark BNY Mellon ADR Index divisor, the Portfolio Deposit will be adjusted to take account of such stock split, stock dividend or reverse split by applying the stock split, stock dividend or reverse stock split multiple (e.g., in the event of a two-for-one stock split of an Index Security, by doubling the number of shares of such Index Security in the prescribed Portfolio Deposit), in each case rounded to the nearest whole share.

On each Request Day the Trustee calculates the market value of the securities portion of the Portfolio Deposit as in effect on a Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on a Request Day (such market value and Dividend Equivalent Payment are collectively referred to as the “Portfolio Deposit Amount”). The Trustee then calculates the NAV Amount, based on the close of the market on Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the “Balancing Amount.” The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (1) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (2) any variances from the proper composition of the Portfolio Deposit.

Notwithstanding the foregoing, on any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the relevant benchmark BNY Mellon ADR Index divisor to be adjusted after the close of the market on such Business Day,* and (b) no stock split, stock dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee reserves the right to forego making any adjustment to the Securities portion of the Portfolio Deposit and to use the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee further reserves the right to calculate the adjustment to the number of shares and/or identity of the Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day prior to the Request Day.

* The Licensor announces changes in the identity and/or the weighting of the securities in the relevant benchmark BNY Mellon ADR Index to the relevant Fund in advance of the actual change. The announcements are made after the close of trading on such day. In the event that the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, the Portfolio Deposit so constituted will dictate the Index Securities to be delivered in connection with the creation of Shares in Creation Unit size aggregations and upon the redemption of Shares in Creation Unit size aggregations for all purposes hereunder until such time as the securities portion of the Portfolio Deposit is subsequently adjusted. Brokerage commissions incurred by the Trustee in connection with the acquisition of any such Index Securities will be at the expense of a Fund and will affect the value of all Shares.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to the creation of Shares, the Balancing Amount will increase the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by a creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be added to the cash transferred to a redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to the creation of Shares such amount will decrease the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference will be paid by the Trustee to the creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference will be paid by the redeemer to the Trustee.

DISTRIBUTIONS TO BENEFICIAL OWNERS

Quarterly cash distributions, net of fees and expenses, representing dividends accumulated on the securities held by the relevant Fund through the quarterly dividend period, accrued daily for such period, will be distributed to Beneficial Owners on the records of DTC and the DTC Participants on the second Business Day following the third Friday in each of March, June, September and December, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day. The Trustee may deduct the amount of any tax or other governmental charge from a distribution before making payment.

The Trustee intends to declare special dividends and make additional distributions to the minimum extent necessary to maintain each Funds’ status as a regulated investment company: (i) to distribute the entire annual investment company taxable income of the relevant Fund, plus any net capital gains; and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The additional distributions, if needed, would consist of (a) an increase in the distribution scheduled for January to include any amount by which a Fund’s investment company taxable income and net capital gains as estimated for a year exceeds the amount of a Fund’s taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the relevant Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made. The magnitude of the additional distributions, if any, will depend upon a number of factors, including the level of redemption activity experienced by the relevant Fund. Because substantially all proceeds from the sale of securities in connection with adjustments to the relevant Fund’s Portfolio will have been used to purchase additional shares of Index Securities, the relevant Fund may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee will have to sell shares of the Fund securities sufficient to produce the cash required to make such additional distributions.

The Trustee may vary the frequency with which periodic distributions are made (e.g., from quarterly to semi-annually) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to a Fund. In addition, the Trustee may change the regular ex-dividend date for Shares to another date within the month or quarter if it is determined by the Sponsor and the Trustee, in their discretion, that this would be advantageous to a Fund. Notice of any change will be provided.

EXPENSES OF A FUND

After reflecting waivers and reductions, ordinary operating expenses of each Fund are currently being accrued at an annual rate of 0.30% per year of each Fund’s daily average net assets; future accruals will depend primarily on the level of each Fund’s net assets and the level of Fund expenses. There is no guarantee that each Fund’s ordinary operating expenses will not exceed 0.30% per year and under the Trust Agreement and Indenture such rate may be changed without notice. Therefore, it is possible that, on any day and during any period over the life of each Fund, total fees and expenses of each Fund may exceed 0.30% per year.

The Sponsor has undertaken that, until determined otherwise, the ordinary operating expenses of each Fund as calculated by the Trustee will not exceed an amount which is 0.30% per year of the daily NAV of such Fund. To the extent during such period the ordinary operating expenses of a Fund exceed the 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. Ordinary operating expenses of a Fund will not include taxes, brokerage commissions and such extraordinary non-recurring expenses as may arise, including the cost of any litigation to which a Fund or Trustee may be a party. The Licensor and the Sponsor may be repaid by a Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during such period expenses fall below the 0.30% per year level on any given day.

The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse a Fund so that total expenses of a Fund are reduced, although neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

Under the Trust Agreement and Indenture, the following charges are or may be accrued and paid by a Fund: (a) the Trustee’s fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to Shares; (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect a Fund and the rights and interests of Beneficial Owners of Shares; (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of a Fund without gross negligence, bad faith, willful misconduct or willful malfeasance on its part or reckless disregard of its obligations and duties; (h) expenses incurred in contacting Beneficial Owners of Shares during the life of a Fund and upon termination of a Fund; (i) brokerage commissions and other transactional charges incurred by the Trustee when acquiring or selling Index Securities; and (j) other out-of-pocket expenses of a Fund.

Prior to the implementation of the Agency Agreement, the Trustee used the services of ConvergEx Execution Solutions LLC, or its predecessor entities (“ConvergEx”), for the execution of all brokerage transactions for each Fund, including adjustments to the Portfolio in connection with the addition or removal of Index Securities from each respective Fund’s Index. For its services, ConvergEx (which is a broker-dealer affiliated with the Trustee) received a fixed commission per Index Security share on all such brokerage transactions and, in return for such commission, sought to execute purchases and sales of Index Security shares at the closing price or at a price more beneficial to each Fund. Any price improvement relative to the closing price of the Index Security that was obtained inured to the benefit of each Fund, and not the Trustee or ConvergEx.

The Trustee has delegated its trading authority to the Sponsor pursuant to the terms of the Trust Agreement and Indenture and the Agency Agreement. Under this delegation, the Sponsor or its affiliates are responsible for, among other things, directing securities transactions to brokers or dealers for execution on behalf of each Fund. Under the terms of the Agency Agreement and the Trust Agreement and Indenture, the Sponsor or its agents are required to direct each Fund’s securities transactions only to brokers or dealers, which may include affiliates of the Trustee, from which the Sponsor expects to receive the best execution of orders. The Sponsor has reviewed the execution services provided under the Agency Agreement and determined that they are consistent with the requirements of that agreement and the Trust Agreement and Indenture.

The Trustee, from its own assets, pays the Sponsor for its services under the Agency Agreement. The amount paid to the Sponsor will not exceed the cost to the Sponsor of providing such services. However, to the extent any fees, expenses and disbursements that are incurred in connection with the services performed by the Sponsor, its affiliates or its agents would constitute fees, expenses or disbursements of each Fund if incurred by the Trustee, such fees, expenses and disbursements will be paid by each Fund pursuant to the terms of the Trust Agreement and Indenture and in accordance with applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Sponsor reserves the right to charge each Fund a special sponsor fee from time to time in reimbursement for certain services it may provide to each Fund which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services.

In addition to the specific expenses discussed above, the following expenses are or may be charged to a Fund: (a) reimbursement to the Sponsor of amounts paid by it to the Licensor in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Shares; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Shares of each Fund (including, but not limited to, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the special sponsor fee and the expenses set forth in items (a), (b) and (c) in this paragraph may be charged to each Fund by the Trustee in an amount equal to the actual costs incurred, but in no case will such charges exceed 0.30% per year of the daily NAV of each Fund.

If the income received by a Fund in the form of dividends and other distributions on the securities in the Fund’s portfolio is insufficient to cover its expenses, the Trustee may make advances to a Fund to cover such expenses, secured by a lien in the Trustee’s favor on the Fund’s assets; otherwise the Trustee may sell securities held in a Fund’s portfolio in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, plus any amounts required by the Federal Reserve Board which are related to such advances, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from: (1) dividend payments or other income of a Fund when such payments or other income is received; (2) the amounts earned or benefits derived by the Trustee on cash held for the benefit of a Fund; and (3) the sale of Securities. In the event that any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Fund Securities to reimburse itself for the amount of such advance and any accrued interest thereon. In addition to adjustments to a Fund’s portfolio from time to time to conform to changes in the composition or weighting of the Index Securities, the Trustee is also ordinarily required to sell a Fund’s Securities to obtain sufficient cash proceeds for the payment of a BLDRS Index Fund’s fees and expenses at any time that projected annualized fees and expenses accrued on a daily basis exceed projected annualized dividends and other Fund income accrued on a daily basis by more than 1/100th of one percent (0.01%) of the NAV of the relevant Fund.

Whenever the 0.01% threshold is exceeded, the Trustee will sell sufficient Fund Securities to cover such excess by no later than the next occasion it is required to make adjustments to Fund’s portfolio due to a Misweighting unless the Trustee determines in its discretion, that such a sale is unnecessary because the cash to be generated is not needed by the Fund at that time for payment of expense then due or because the Trustee otherwise determines that such sale is not warranted or advisable. At the time of the sales, the Trustee shall first sell a Fund’s Securities that are over weighted as compared to their relative weighting in the relevant BNY Mellon ADR Index.

BOOK-ENTRY ONLY; NOTICES AND DISTRIBUTIONS

DTC acts as the securities depositary for Shares pursuant to a Depository Agreement with the Trustee. Shares are represented by a single global security (“Global Security”), which is registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC. The Trustee recognizes DTC or its nominee as the owner of all Shares for purposes except as expressly set forth in the Trust Agreement and Indenture. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934 (“Exchange Act”). DTC was created to hold the securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through an electronic book-entry system, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Upon the settlement date of any creation, transfer or redemption of Shares, DTC will credit or debit, on its book-entry registration and transfer system, the amount of Shares so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged will be designated by the Trustee to NSCC, in the case of a creation or redemption through the Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption transacted outside of the Clearing Process. Beneficial Owners will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form thereby impairing the ability of certain investors to acquire beneficial interests in Shares.

References to the registered or record owners of Shares mean Cede & Co., not the Beneficial Owners of Shares. Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holder thereof under the Trust Agreement and Indenture. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its Shares, to exercise any rights under the Trust Agreement and Indenture. The Trustee and the Sponsor understand that under existing industry practice, in the event the Trustee requests any action of a Beneficial Owner, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action or would otherwise act upon the instructions of Beneficial Owners owning through them.

To effect communications with Beneficial Owners, DTC is required to make available to the Trustee upon request and for a fee to be charged to the relevant Fund a listing of the Share holdings of each DTC Participant. The Trustee will inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant; and provide each such DTC Participant with copies of the relevant notice, statement or other communication, in such form, number and at such place as the DTC Participant reasonably requests so that such notice, statement or communication may be transmitted to such Beneficial Owners. In addition, the relevant Fund will pay each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered owner of all Shares. The Trustee and the Sponsor expect that DTC or its nominee, upon receipt of any payment of distributions in respect of Shares, will credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and are the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners.

Under the Depository Agreement, DTC may determine to discontinue providing its service with respect to Shares at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate a Fund.

BUYING AND SELLING SHARES; TRADING INFORMATION

The Shares are listed for secondary trading on NASDAQ. The Shares will trade on NASDAQ and other securities markets. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares will trade at prices that may differ to varying degrees from the daily NAV of the Shares. Given, however, that Shares can be issued and redeemed in Creation Units, the Sponsor believes that large discounts and premiums to NAV should not be sustained for very long.

The Trustee will make available daily a list of the names and the required number of shares of each of the Index Securities in the current Portfolio Deposit. The Sponsor also intends to make available: (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Share; and (b) every 15 seconds throughout the trading day on NASDAQ a number representing, on a per Share basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to NAV, net accumulated dividend, final dividend amount to be paid, Shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on NASDAQ.

AMENDMENTS TO THE TRUST AGREEMENT AND INDENTURE

The Trust Agreement and Indenture can be amended by the Sponsor and the Trustee with the consent of 51% of the Beneficial Owners of the relevant Fund to add provisions to or change or eliminate provisions or to modify the rights of Beneficial Owners. However, the Trust Agreement and Indenture may not be amended without the consent of all of the Beneficial Owners of the relevant Fund if such amendment would: (a) permit, except in accordance with the terms and conditions of the Trust Agreement and Indenture, the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement and Indenture; (b) reduce the interest of any Beneficial Owner in a Fund; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment. Any amendment will be conclusive and binding upon Beneficial Owners and will be binding upon any Shares. The Trust Agreement and Indenture may also be amended, in certain limited circumstances, without the consent of Beneficial Owners. See “The Portfolios.”

TERMINATION OF A FUND

The Sponsor has the discretionary right to direct the Trustee to terminate the relevant Fund if at any time after three years following the Initial Date of Deposit such value is less than $350,000,000, adjusted for inflation in accordance with the National Consumer Price Index for All Urban Consumers (“Discretionary Termination

Amount”). Any such termination will be at the complete discretion of the Sponsor, and the Sponsor will not be liable in any way for any resulting depreciation or loss. The Trustee does not have power to terminate the Trust Agreement and Indenture or a Fund because the value of the Fund is below the Discretionary Termination Amount. The Trustee will terminate a Fund in the event that the Shares of the relevant Fund are de-listed from NASDAQ. A Fund may also be terminated upon receipt by the Trustee of written notice of the occurrence of any one or more of the following events: (a) by the agreement of the Beneficial Owners of 66 2/3% of the outstanding Shares; (b) DTC is unable or unwilling to continue to perform its functions and a comparable replacement is unavailable; (c) NSCC no longer provides clearance services with respect to the Shares, or the Trustee is no longer a participant in NSCC; (d) the Licensor ceases publishing each relevant benchmark BNY Mellon ADR Index; or (e) the License Agreement is terminated. If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of its duties under the Trust Agreement and Indenture, or if the Sponsor resigns, the Trustee may, in its discretion, in lieu of appointing a successor Sponsor, terminate the relevant Fund. A Fund will terminate on the Mandatory Termination Date. As soon as practicable after notice of termination of a Fund, the Trustee will distribute to redeemers tendering Creation Units prior to the termination date the securities and cash and upon termination of such Fund the Trustee will thereafter sell the remaining securities held in such Fund’s portfolio as provided below.

Written notice of termination, specifying the date of termination, the period during which the assets of the relevant Fund will be liquidated and Creation Units will be redeemed in cash at NAV, and the date determined by the Trustee upon which the books of the Trustee will be closed, will be given by the Trustee to each Beneficial Owner at least twenty (20) days prior to termination of a Fund. Such notice will further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor additional Portfolio Deposits will be accepted and that, as of the date thereof, the portfolio of securities delivered upon redemption will be identical in composition and weighting to the relevant Fund’s portfolio rather than the securities portion of the Portfolio Deposit as in effect on the date request for redemption is made. Within a reasonable period of time after such termination the Trustee will, subject to any applicable provisions of law, sell all of the Fund Securities held in the Fund’s portfolio not already distributed to redeemers of Creation Units, as provided herein, if any, in such a manner so as to effectuate orderly sales and a minimal market impact. The Trustee will not be liable for or responsible in any way for depreciation or loss incurred by reason of any sale or sales. The Trustee may suspend its sales of the relevant Fund’s Shares upon the occurrence of unusual or unforeseen circumstances, including, but not limited to, a suspension in trading of a Index Security, the closing or restriction of trading on a stock exchange, the outbreak of hostilities or the collapse of the economy. Upon receipt of proceeds from the sale of the last security held in the Fund’s portfolio, the Trustee will: (1) pay to itself individually from the Fund an amount equal to the sum of: (a) its accrued compensation for its ordinary services; (b) any reimbursement due to it for its extraordinary services; (c) any advances made but not yet repaid; and (d) any other services and disbursements as provided herein; (2) deduct any and all fees and expenses from the relevant Fund; (3) deduct from the relevant Fund any amounts which it will deem requisite to be set aside as reserves for any applicable taxes or other governmental charges that may be payable out of the relevant Fund; (4) transmit to DTC for distribution each Beneficial Owner’s interest in the remaining assets of a Fund; and (5) disseminate to each Beneficial Owner a final statement as of the date of the computation of the amount distributable to the Beneficial Owners. Dividends to be received by the Fund on securities held in the Fund’s portfolio sold in liquidation will be aggregated and distributed ratably when all such dividends have been received.

CERTAIN MATERIAL FEDERAL INCOME TAX MATTERS

The following discussion sets forth certain material U.S. Federal income tax consequences of ownership and disposition of Shares of a Fund.

For the fiscal year ended September 30, 2016, the Funds believe that they qualified for tax treatment as “regulated investment companies” under Subchapter M of the Code. The Funds intend to continue to so qualify. To qualify for treatment as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, derived with respect to a Fund’s business of investing in stocks, securities or currencies, (b) meet certain diversification tests, and (c) distribute in each year at least the sum of 90% of its investment company taxable income and 90% of its net exempt interest income, if any. If a Fund qualifies as a regulated investment company, subject to certain conditions and requirements, and except as described below, it will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its ordinary taxable income for the calendar year and ninety-eight point two percent (98.2%) of its capital gains for the one year period ending on October 31.

Dividends paid by a Fund from its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) will generally be taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by each Fund as attributable to the receipt by the Fund of “qualified dividend income,” such dividends will be eligible for a special maximum tax rate applicable to non-corporate taxpayers (15%, or 20% for taxpayers with taxable income exceeding certain thresholds). A dividend paid in January will be considered for federal income tax purposes to have been paid by a Fund and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November or December to Beneficial Owners of record as shown on the records of DTC and the DTC Participants on a date in one of those months. Dividends paid by a Fund will generally not be eligible for the dividends received deduction for Beneficial Owners that are corporations.

Distributions paid by a Fund from the excess of net long-term capital gains over net short-term capital losses are considered “capital gains dividends” regardless of the length of time an investor has owned Shares in the Fund. For non-corporate holders, long-term capital gains are taxed at the specified maximum tax rate mentioned above. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. Investors should note that the regular quarterly dividends paid by a Fund will not be based on the Fund’s investment company taxable income and net capital gain, but rather will be based on the dividends paid with respect to the Depositary Receipts held by the Fund. As a result, a portion of the distributions of a Fund may be treated as a return of capital or a capital gain dividend for federal income tax purposes or a Fund may make additional distributions in excess of the yield performance of the Securities in order to distribute all of its investment company taxable income and net capital gain.

Certain non-corporate taxpayers may be subject to an additional 3.8% net investment income tax on their dividend income, net capital gains and certain other amounts. Affected investors should consult with their own tax advisors about the possible impact of this tax.

Distributions in excess of a Fund’s current or accumulated earnings and profits (as specially computed) generally will be treated as a return of capital for federal income tax purposes and will reduce a Beneficial Owner’s tax basis in the Fund. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Fund. Under certain circumstances, a significant portion of a Fund’s regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding Shares fluctuates significantly, as may occur during the initial years of a Fund. Beneficial Owners will receive annual notification from the Trustee through the DTC Participants as to the tax status of the Fund’s distributions. A distribution paid shortly after a purchase or creation of Shares will be taxable even though in effect it may represent a return of capital.

The sale of Shares of a Fund by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce such taxes. Because more than 50% of the total assets of each Fund will consist of Depositary Receipts with respect to foreign securities, each Fund intends to “pass through” certain foreign income taxes (including withholding taxes) paid by the Fund. This means that Beneficial Owners will be considered to have received, as an additional dividend, their share of such foreign taxes, but, subject to certain conditions, Beneficial Owners may be entitled to either a corresponding tax deduction in calculating their taxable income, or, subject to certain limitations (including special limitations that apply in the case of foreign-source “qualified dividend income”), a credit in calculating federal income tax.

Adverse federal income tax consequences, including potentially a tax liability imposed on the Fund, could arise if a Fund holds Depositary Receipts of an entity that is classified as a “passive foreign investment company” (a “PFIC”) under the Code. In order to avoid such a tax, a Fund may elect to mark-to-market its PFIC holdings each year. Any net appreciation would then be treated as ordinary income.

Alternatively, under certain conditions, a Fund may be able to elect to include in income currently its share of the PFIC’s ordinary earnings and long-term capital gains, whether or not such income was actually distributed by the PFIC. Because it is not always possible to identify an issuer as a PFIC in a timely manner, a Fund may incur the PFIC tax in some instances; the PFIC tax can be quite punitive in its operation.

Under the Code, an in-kind redemption of Shares of a Fund will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. Upon redemption, a Beneficial Owner generally will recognize gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and securities received and its tax basis in the Shares redeemed. Securities received upon redemption (which will be comprised of the securities portion of the Portfolio Deposit in effect on the date of redemption) generally will have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service (“IRS”) may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner’s economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of Shares in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of Shares in a Fund.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes. Beneficial Owners are urged to consult their tax advisors regarding the applicability of such taxes to their particular situations.

Deposit of a Portfolio Deposit with the Trustee in exchange for Shares in a Fund in Creation Unit size aggregations will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event to the depositor under the Code, and a depositor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the depositor’s tax basis therein. The amount realized with respect to a security deposited should be determined by allocating the value on the date of deposit of the Fund Shares received (less any cash paid to the Fund, or plus any cash received from the Fund, in connection with the deposit) among the securities deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by a depositor on the basis that there has been no material change in the depositor’s economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Depositors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the depositor or group of depositors, upon obtaining the Shares ordered, would own eighty percent (80%) or more of the outstanding Shares of the Fund, and if pursuant to Section 351 of the Code such a circumstance would result in the Fund having a basis in the securities deposited different from the market value of such securities on the date of deposit. The Trustee has the right to require information regarding Fund ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Ordinary income dividends to Beneficial Owners who are non-resident aliens or foreign entities will be subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. In addition, distributions attributable to gains from sales of United States real property received by Beneficial Owners who are nonresident aliens may be subject to special withholding rules or may otherwise be treated as ordinary income dividends as discussed in the preceding sentence. If the non-resident Shareholders were to invest directly in the foreign securities held by the Funds, dividends on such securities would not be subject to U.S. withholding tax. Furthermore, the election to “pass-through” foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the non-resident Shareholders will be able to claim any corresponding credit or deduction. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of United States withholding tax, as well as United States estate taxes.

Pursuant to a U.S. law enacted in 2010, commonly referred to as the Foreign Account Tax Compliance Act (“FATCA”), and IRS guidance, each Fund will be required to withhold 30% of (1) income dividends, and (2) capital gain distributions and the proceeds of share redemptions it pays after December 31, 2018, to certain non-U.S. Beneficial Owners that fail to meet certain information reporting or certification requirements. Those non-U.S. Beneficial Owners include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, (a) an FFI must enter into an information-sharing agreement with the IRS in which it agrees to report identifying information (including name, address, and taxpayer identification number) of the Beneficial Owner’s direct and indirect U.S. owners and (b) an NFFE must provide to the withholding agent a certification and, in certain circumstances, requisite information regarding its substantial U.S. owners, if any. Those non-U.S. Beneficial Owners also may fall into certain exempt, excepted, or deemed compliant categories established by regulations and other guidance. A non-U.S. Beneficial Owner resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the Beneficial Owner and the applicable foreign government comply with the terms of the agreement. A non-U.S. Beneficial Owner that invests in the Fund will need to provide the Fund with documentation properly certifying the Beneficial Owner’s status under FATCA to avoid FATCA withholding. Beneficial Owners are encouraged to consult with their own tax advisors concerning the possible implications of these requirements, particularly if such Beneficial Owners have direct or indirect U.S. owners.

“Backup withholding” will apply to dividends, capital gain distributions, redemptions and sales of Fund Shares unless (a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The rate of such backup withholding is currently 28%. The amount of any backup withholding from a payment to a Beneficial Owner will be allowed as a credit against the holder’s U.S. federal income tax liability and may entitle such holder to a refund from the IRS, provided that the required information is furnished to the IRS.

ERISA CONSIDERATIONS

In considering the advisability of an investment in a Fund, fiduciaries of pension, profit sharing or other tax-qualified retirement plans (including Keogh Plans) and funded welfare plans (collectively, “Plans”) subject to the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), should consider, among other things, whether an investment in a Fund (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, (c) is consistent with the prudence and diversification requirements of ERISA, and that the acquisition and holding of Shares does not result in a prohibited transaction (as defined below) that is not exempt under ERISA and Section 4975 of the Code or pursuant to an exemption is issued by the U.S. Department of Labor (“DOL”). Individual retirement account (“IRA”) investors should consider that an IRA may make only such investments as are authorized by the IRA’s governing instruments and that IRAs are subject to the prohibited transaction rules of Section 4975 of the Code.

As described in the preceding paragraph, ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code, prohibit certain transactions (each a “prohibited transaction”) involving “plan assets” between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, “parties in interest” as defined in ERISA or “disqualified persons” as defined in the Code). Purchasers of Shares should be sure that the purchase and holding of the Shares does not involve a prohibited transaction. The fiduciary standards and prohibited transaction rules that apply to a Plan or an IRA will not apply to the Trust’s assets because the Trust is an investment company registered under the 1940 Act. As such, the Trust’s assets are not deemed to be “plan assets” under ERISA and DOL regulations by virtue of a Plan’s investment in a Fund.

Employee benefit plans that are government plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA that have not made the election under Section 410(d) of the Code) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes or other applicable law, and fiduciaries of church plans and foreign plans should consider the impact of applicable law, on investments in a Fund and the considerations discussed above, to the extent such considerations apply.

THE TRUSTEE

The Trustee is The Bank of New York Mellon, a corporation organized under the laws of the State of New York with trust powers. The Trustee has a trust office at 2 Hanson Place, 9th Floor, Brooklyn, NY 11217 and its Internal Revenue Service Employer Identification Number is 13-5160382. The Trustee holds each Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. The Trustee may be reimbursed by a Fund for its out-of-pocket expenses relating to its services as Trustee (the Funds will not reimburse expenses of The Bank of New York Mellon in its capacity as Licensor). The Trustee is subject to supervision and examination by the Federal Reserve Bank of New York and the New York State Department of Financial Services.

For services performed under the Trust Agreement and Indenture, the Trustee is paid by each Fund a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of each Fund, as shown below, such percentage amount to vary depending on the NAV of a Fund. Such compensation is computed on each Business Day on the basis of the NAV of each Fund on such day, and the amount thereof is accrued daily and paid monthly.

TRUSTEE FEE SCALE

NAV of a Fund	Fee as a Percentage of NAV of a Fund
(In U.S. dollars ($))
0-499,999,999	10/100 of 1% per year*
500,000,000-2,499,999,999	8/100 of 1% per year*
2,500,000,000 and above	6/100 of 1% per year*

*	The fee indicated applies to that portion of the NAV of a Fund that falls in the size category indicated.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement and Indenture by executing an instrument of resignation in writing and filing such instrument with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning Shares for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of, and the acceptance by, the successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may remove the Trustee and appoint a successor Trustee as provided in the Trust Agreement and Indenture. The successor Trustee shall mail notice of its appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee’s execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. The Trustee and any successor Trustee must be: (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 66 2/3% of the then outstanding Shares may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement and Indenture limits the Trustee’s liabilities. It provides, among other things, that the Trustee is not liable for: (a) any action taken in good faith reliance on properly executed documents or for the disposition of monies or Fund Securities or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Fund Securities; and (c) any taxes or other governmental charges imposed upon or in respect of Fund Securities or upon the income thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction and the Trustee shall be reimbursed from the Trust for all such taxes and related expenses.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, agents and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or incurred without reckless disregard of such party’s duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

THE SPONSOR

The Sponsor is a registered investment adviser, commodity pool operator and commodity trading advisor with offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. The Sponsor serves as the investment adviser to the Invesco PowerShares family of U.S. exchange-traded funds and serves as managing owner to a family of U.S. exchange-traded commodity pools, which comprise 128 exchange-traded funds and 11 exchange-traded commodity pools, respectively, with total combined assets in excess of $68 billion as of December 31, 2016. In addition, as of December 31, 2016 the Sponsor served as sponsor to five U.S. exchange traded funds organized as unit investment trusts (including the Funds) with total assets under management in excess of $41 billion, and had oversight of non-U.S. pooled investment vehicles with assets under management of approximately $4.8 billion.

On September 18, 2006 INVESCO PLC, now known as Invesco, Ltd., acquired the Sponsor. Invesco, Ltd. and its subsidiaries are an independent global investment management group. Invesco, Ltd. is listed on the New York Stock Exchange with the symbol IVZ.

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell Shares to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of Shares within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement and Indenture and such failure is not cured within fifteen (15) Business Days following receipt of notice from the Trustee, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and Indenture and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor’s execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and Indenture and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement and Indenture or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of Shares.

The Trust Agreement and Indenture provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of Shares for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement and Indenture. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Fund Securities. The Trust Agreement and Indenture further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement and Indenture, including the payment of the costs and expenses of defending against any claim or liability.

As of January 20, 2017, the following persons served as officers or managers of the Sponsor:

Name	Nature of Relationship or Affiliation with Sponsor
Daniel E. Draper	Chief Executive Officer
Roderick Ellis	Chief Financial Officer
John M. Zerr	Manager
David Warren	Manager

The principal business address for each of the officers and members listed above is c/o Invesco PowerShares Capital Management LLC, 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. None of the officers listed above either directly or indirectly owns, controls or holds with power to vote any of the outstanding limited liability company interests of the Sponsor. All of the outstanding limited liability company interests of the Sponsor are owned by Invesco North American Holdings Inc., which is an indirect subsidiary of Invesco Limited. None of the managers or officers of the Sponsor listed above owns, controls or holds with the power to vote any of the outstanding Units of the Trust.

Name	Business Experience
Daniel Draper	President and Principal Executive Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present),

Name	Business Experience

Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present).

Formerly: Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust (2013-2015) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Roderick Ellis

Director, INVESCO Holland B.V. (2015-Present), Invesco Perpetual Life Limited (2015-Present), Invesco Real Estate Limited (2015-Present), Invesco Trust Company (2013-Present), INVESCO National Trust Company (2011-Present), Invesco (Hyderabad) Private Limited (2011-Present), INVESCO International (Southern Africa) Limited (2004-Present), Invesco Private Capital, Inc. (2011-Present), INVESCO Private Capital Investments, Inc. (2011-Present), INVESCO Realty, Inc. (2011-Present), IVZ Mauritius Services Private Limited (2011-Present) and Invesco Senior Secured Management, Inc. (2011-Present); Chief Financial Officer, Invesco Advisers, Inc. (2016-Present) and Chief Accounting Officer and Treasurer, Invesco Advisers, Inc. (2011-Present); Chief Accounting Officer, Invesco Ltd. (2011-Present); Vice President, Invesco Finance, Inc. (2011-Present), Invesco Group Services, Inc. (2011-Present) and Invesco Holding Company (US), Inc. (2011-Present); Chairman (2007-Present) and Director (2006-Present), INVESCO Global Asset Management (Bermuda) Limited; Chief Financial Officer, Corporate, Invesco PowerShares Capital Management LLC (2015-Present); Chief Financial Officer and Treasurer, Invesco Investment Services, Inc. (2011-Present), Invesco Management Group, Inc. Sec (2011-Present), Invesco Management Group, Inc. (2011-Present), and Invesco Investment Advisers LLC (2011-Present).

Formerly: Since May 2007, Mr. Ellis has been based in Invesco’s Atlanta office and was global director, Financial Planning and Analysis, and treasurer from May 2007 to April 2011. He was based in London as director of Finance — Europe, from 2000 to 2007 and served in Hong Kong as Invesco’s director of Finance — Asia, from 1996 to 2000.

Name	Business Experience
John M. Zerr

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (2006-Present); Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (2006-Present); Director, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (2007-Present); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.)(2006-Present); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds (2006-Present); Managing Director, Invesco PowerShares Capital Management LLC (2006-Present); Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management) (2010-Present); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) (2010-Present) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2010-Present), and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present).

Formerly: Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp. (2010-2016); Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (2006-2010); Director and Vice President, INVESCO Funds Group, Inc. (2006-2016); Director and Vice President, Van Kampen Advisors Inc. (2010-2011); Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc. (2010-2011); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (2007-2010); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. (2006-2009) and Van Kampen Investments Inc. (2010-2011); Director, Vice President and Secretary,

Name	Business Experience
Fund Management Company (2006-2007); Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc. (2006-2009); Prior to 2006, Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company).
David Warren	Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust (2009-Present) and PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present); Managing Director — Chief Administrative Officer, Americas, Invesco PowerShares Capital Management LLC; Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Senior Vice President, Invesco Management Group, Inc. (2007- Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present), Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Financial Services Ltd./Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); Formerly, Executive Vice President and Chief Financial Officer, Invesco, Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

INDEX LICENSE

The Sponsor pays an annual licensing fee to the Licensor equal to 6/100th of one percent of the aggregate net assets of each Fund, and is reimbursed by each Fund for such payment. The Licensor will work closely with the Sponsor and the Distributor to foster the success of the Funds and expects to commit financial and management resources to the initial and ongoing marketing of the Shares. The Licensor has agreed to waive licensing fees in certain circumstances. See “Expenses of a Fund.”

SELECTION CRITERIA, CONSTRUCTION AND MAINTENANCE STANDARDS

FOR THE BNY MELLON ADR INDEXES

The BNY Mellon ADR Indexes are subindexes of the BNY Mellon ADR Composite Index, which is a composite of all Depositary Receipts in American, GDR, New York share, or Global Share form that are listed for trading on NASDAQ, the NYSE, and the NYSE MKT, subject to eligibility requirements as stated below.

The “ADR Index Administrator” of the Licensor makes additions to and removals from each BNY Mellon ADR Index by applying specific criteria as set out in The BNY Mellon ADR Index Administration and Procedures Manual which is described generally below. The decisions of the ADR Index Administrator are subject to the review of the “ADR Index Committee.”

The ADR Index Committee currently consists of 14 individuals (“Members”). Ten Members are employees of the Licensor, while the other four Members are not employees of The Bank of New York Mellon (“Non-Licensor Members”). Members are subject to strict guidelines which ensure the objectivity and independence of each Member’s decision making.

The Bank of New York Mellon has adopted a code of conduct and policy which is designed to prevent fraud, deception and misconduct against the Trust and each Fund and provides reasonable standards of conduct for The Bank of New York Mellon, its affiliates and employees. In addition, The Bank of New York Mellon has adopted firewall procedures (“Firewall Procedures”) which sets forth internal controls and procedures at The Bank of New York Mellon and its affiliates with respect to the Trust and the Funds. The purpose of these Firewall Procedures is to: (i) prevent information regarding the various BNY Mellon ADR Indexes from being misused by The Bank of New York Mellon, its affiliates, its employees and Members; and (ii) prevent manipulation of the BNY Mellon ADR Indexes as would result in the prioritizing the interests of The Bank of New York Mellon over the shareholders of the Funds or the market in general.

The issuers of the Depositary Receipts are subject to SEC registration and disclosure requirements under U.S. securities laws. Eligible securities are evaluated to ensure their overall consistency with the character, design and purpose of each BNY Mellon ADR Index, to further its use as an effective benchmark.

The BNY Mellon ADR Indexes are capitalization weighted, using an index formula based upon the aggregate of prices times share quantities. The number of shares outstanding used in the index calculation generally represents the entire class(es) or series that trades in the issuer’s local market and that is eligible to be converted into the form of Depositary Receipts already trading in the U.S. These shares are adjusted by a “free-float” factor and a Depositary Receipt conversion ratio, and the result is multiplied by the last sale price as reported on NASDAQ, the NYSE, or the NYSE MKT. All of the BNY Mellon ADR Indexes are denominated in U.S. dollars and are calculated on a price only and total rate of return basis, with the reinvestment of dividends generally as of the ex-dividend date.

The BNY Mellon ADR Indexes are ordinarily calculated every business day on which the U.S. stock exchanges are open for trading, regardless of regular trading in local markets.

To be eligible for inclusion in the BNY Mellon ADR Indexes, a security must have:

(1) a minimum $100,000 three month average daily U.S Dollar trading volume on the primary exchange of the ADR, (2) $1 million minimum three month average daily U.S. Dollar trading volume in the combined global markets. Combined global market volume includes ADR volume in the United States, including the primary exchange volume and volume from the local ordinary share for which the ADR represents and (3) free-float adjusted market capitalization greater than or equal to $250 million in U.S. Dollars.

In addition, the ADR must trade at least once in any consecutive ten day period.

Component Depositary Receipts are reviewed quarterly (“Quarterly Review”). During the Quarterly Review, current components (current “members” of the Indexes) are retained provided that the above eligibility requirements are met and provided that the free float adjusted market capitalization of the smallest member is no more than 5% lower than that of the largest eligible non-member not included in the indexes. Otherwise, the smallest component is replaced with the largest eligible non-member. The process continues with the second smallest current member compared to the second largest eligible non-member, and so on. Moreover, if at any time during the period, a member of one of the Indexes is dropped, the security will be replaced by the largest eligible non-member.

BNY Mellon ADR Indices will be reviewed quarterly and all changes will be implemented at the open of the first trading day following the third Friday in March, June, September and December. As stated, the BNY Mellon ADR Indexes are capitalization weighted. Current market capitalization weights of the index components are subject to adjustment by quarterly index weight rebalancings as described below:

(a) The percent weight of the total index market capitalization represented by any individual component Depositary Receipts may not exceed 23%, and,

(b) With respect to 55% of the total index market capitalization, the index weights of component Depositary Receipts must be diversified so that no single index component exceeds 4.5%.

Ordinarily, during the course of the quarterly review, if one or more index components exceed either or both of the limits above, the index weights of these component Depositary Receipts will be reduced and redistributed across the remaining index component Depositary Receipts that do not exceed these limits. The index algorithms used for these calculations are available upon request.

The BNY Mellon ADR Indexes are monitored and maintained to account for company additions and deletions, share changes and corporate actions (such as stock splits, stock dividends, spin-offs, etc.) Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the Depositary Receipts prices of companies in the BNY Mellon ADR Indexes. Such corporate actions, which require no adjustment to a BNY Mellon ADR Index divisor, will be implemented prior to the opening of trading on the effective date of the corporate action.

Other corporate actions, such as share issuances that change the market capitalization, may require an adjustment to the index divisor. Index divisor adjustments are ordinarily made to avoid index discontinuity due to adjustments made for corporate actions. Divisor adjustments are ordinarily made after the calculation of the closing value of the BNY Mellon ADR Indexes, and prior to the opening of trading on the effective date of such corporate actions. Constituent component Depositary Receipts that have share changes less than or equal to 5% will be adjusted on a quarterly basis along with the Quarterly Review mentioned above. Depositary Receipts with share changes that affect outstanding shares by greater than 5% will be adjusted prior to the opening of trading on the date of effectiveness of the share change or during a weekly sweep of public information.

Types of Depositary Receipt Facilities

Companies have a choice of four types of Depositary Receipt facilities: unsponsored and three levels of sponsored Depositary Receipts. Unsponsored Depositary Receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored Depositary Receipts are issued by one depositary appointed by the company under a Deposit Agreement or service contract.

Sponsored Level I Depositary Receipts

Although no Fund holds any Level I Depositary Receipts, Level I Depositary Receipts are traded in the U.S. over-the-counter market and on some exchanges outside the United States. The company does not have to comply with U.S. generally accepted accounting principles (“GAAP”) or full SEC disclosure. Numerous companies such as GlaxoSmithKline Plc, AstraZeneca Plc and AngloGold Ashanti Limited started with a Level I program and have upgraded to a Level II (Listing) or Level III (Offering) program.

All sponsored Depositary Receipts within the BNY Mellon ADR Indexes are either Level II or Level III Depositary Receipts.

Sponsored Level II and Level III Depositary Receipts

Companies that wish to list their securities on an exchange in the United States use sponsored Level II or Level III Depositary Receipts, respectively. These types of Depositary Receipts can also be listed on some exchanges outside the United States. Each level requires different SEC registration and reporting, plus adherence to GAAP. The companies must also meet the listing requirements of the national exchange or market (NASDAQ, NYSE, or NYSE MKT), whichever it chooses.

BNY MELLON ADR INDEX CALCULATION AND DISSEMINATION

The following table indicates turnover in the components of the BNY Mellon ADR Indexes during the period beginning April 12, 2001 (the date each BNY Mellon ADR Index was first calculated) and ending on September 30, 2016.

BNY Mellon Asia 50 ADR Index	210%
BNY Mellon Developed Markets 100 ADR Index	190%
BNY Mellon Emerging Markets 50 ADR Index	325%
BNY Mellon Europe Select ADR Index	176%

The BNY Mellon Asia 50 ADR Index

General Background

The BNY Mellon Asia 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Depositary Receipts from the Asian market. A list of the 50 component Depositary Receipts included in The BNY Mellon Asia 50 ADR Index as of September 30, 2016 and the sector groups comprising The BNY Mellon Asia 50 ADR Index as of September 30, 2016 is included below.

Company Depository Receipts	Sector
58.Com Inc	General Retailers
AU Optronics Corp	Technology Hardware & Equipment
Advance Semiconductor Eng	Technology Hardware & Equipment
Alibaba Group Holding Ltd	General Retailers
BHP Billiton Ltd	Mining
Baidu.com	Software & Computer Services
CNOOC Ltd.	Oil & Gas Producers
Canon Inc	Technology Hardware & Equipment
China Life Insurance Co Ltd	Life Insurance
China Mobile Ltd.	Mobile Telecommunications
China Petroleum & Chemical Corp	Oil & Gas Producers
China Telecom Corporation Ltd. — H Shares	Fixed Line Telecommunications
China Unicom (Hong Kong) Ltd.	Mobile Telecommunications
Chunghwa Telecom Co. Ltd.	Fixed Line Telecommunications
Ctrip.com International	Travel & Leisure
Dr. Reddy’s Laboratories Limited	Pharmaceuticals & Biotechnology
HDFC Bank Ltd.	Banks
Honda Motor Co	Automobiles & Parts
Icici Bank	Banks

Company Depository Receipts	Sector
Infosys Limited	Software & Computer Services
JD.com Inc	General Retailers
KB Financial Group Inc.	Banks
KT Corp	Fixed Line Telecommunications
Korea Elec Power Corp	Electricity
Kyocera Corp	Electronic & Electrical Equipment
LG Display Co Ltd	Technology Hardware & Equipment
Mitsubishi UFJ Financial Group Inc	Banks
Mizuho Financial Group Inc	Banks
NTT DOCOMO	Mobile Telecommunications
NetEase Inc	Software & Computer Services
New Oriental Education & Technology	General Retailers
Nippon Tel & Tel Corp	Fixed Line Telecommunications
Nomura Holdings Inc	Financial Services
PLDT Inc	Mobile Telecommunications
PetroChina Co Ltd H	Oil & Gas Producers
Posco	Industrial Metals & Mining
SK Telecom Co Ltd	Mobile Telecommunications
Shinhan Financial Group Ltd	Banks
Sony Corp	Leisure Goods
Sumitomo Mitsui Financial Group	Banks
TAL Education Group	General Retailers
Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment
Tata Motors Ltd	Industrial Engineering
Telekomunikasi Indonesia	Fixed Line Telecommunications
Toyota Motor Corp	Automobiles & Parts
United Microelectronics Corp	Technology Hardware & Equipment
Vedanta Ltd	Industrial Metals & Mining
Vipshop Holdings Ltd	General Retailers
Westpac Banking Corp	Banks
Wipro Corporation Ltd	Software & Computer Services

Total Market Capitalization	$1,439,447,430,713
Number of Constituents	50
Percent of Ten Largest Constituents	54.98%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Toyota Motor Corp	$170,459,541,067.20	11.84%	11.84%
Alibaba Group Holding Ltd	$120,672,443,139.03	8.38%	20.23%
Taiwan Semiconductor Manufacturing Co Ltd	$85,870,322,283.33	5.97%	26.19%
Westpac Banking Corp	$75,549,988,860.00	5.25%	31.44%
Mitsubishi UFJ Financial Group Inc	$71,500,859,300.00	4.97%	36.41%
China Mobile Ltd.	$65,614,072,917.36	4.56%	40.96%
BHP Billiton Ltd	$55,599,078,150.00	3.86%	44.83%
Honda Motor Co Ltd.	$52,386,497,760.00	3.64%	48.47%
Baidu.com Inc.	$50,572,007,847.28	3.51%	51.98%
Sony Corp	$43,143,434,444.85	3.00%	54.98%

Total	$791,368,245,769.05	54.98%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$303,296,357,625.18	21.07%	21.07%
Automobiles & Parts	$222,846,038,827.20	15.48%	36.55%
General Retailers	$171,018,211,588.23	11.88%	48.43%
Technology Hardware & Equipment	$140,562,020,342.53	9.76%	58.20%
Mobile Telecommunications	$120,340,475,083.52	8.36%	66.56%
Software & Computer Services	$110,414,341,229.06	7.67%	74.23%
Fixed Line Telecommunications	$76,821,069,135.94	5.34%	79.57%
Mining	$55,599,078,150.00	3.86%	83.43%
Oil & Gas Producers	$54,934,469,096.28	3.82%	87.24%
Leisure Goods	$43,143,434,444.85	3.00%	90.24%

Total	$1,298,975,495,522.79	90.24%

The BNY Mellon Developed Markets 100 ADR Index

General Background

The BNY Mellon Developed Markets 100 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Developed Markets Depositary Receipts. A list of the 86 component Depositary Receipts included in The BNY Mellon Developed Markets 100 ADR Index as of September 30, 2016 and the sector groups comprising The BNY Mellon Developed Markets 100 ADR Index as of September 30, 2016 is included below.

Component Depository Receipts	Sector
ABB Ltd	Industrial Engineering
Aegon NV NYShs	Life Insurance
Amarin Corp Plc	Pharmaceuticals & Biotechnology
Anheuser Busch Inbev NV	Beverages
ArcelorMittal Inc	Industrial Metals & Mining
Asml Holding NV NYShs	Technology Hardware & Equipment
AstraZeneca Plc	Pharmaceuticals & Biotechnology
Aviva	Life Insurance
BHP Billiton Ltd	Mining
BHP Billiton Plc	Mining
BP	Oil & Gas Producers
BT Group	Fixed Line Telecommunications
Banco Bilbao Vizcaya Argentaria SA	Banks
Banco Santander SA	Banks
Barclays	Banks
British American Tobacco Plc	Tobacco
CRH Plc	Construction & Materials
Canon Inc	Technology Hardware & Equipment
Carnival Plc	Travel & Leisure
Cellectis	Pharmaceuticals & Biotechnology
Credit Suisse Group AG	Banks
Criteo SA	Software & Computer Services
Deutsche Bank AG [US Listing]	Banks
Diageo Plc	Beverages
ENI SpA	Oil & Gas Producers

Component Depository Receipts	Sector
ERICSSON (LM) TEL-SP AD	Technology Hardware & Equipment
Flamel Technologies	Pharmaceuticals & Biotechnology
Fresenius Medical Care	Health Care Equipment & Services
GW Pharmaceuticals PLC	Pharmaceuticals & Biotechnology
Galapagos N.V.	Pharmaceuticals & Biotechnology
Glaxosmithkline	Pharmaceuticals & Biotechnology
Grifols SA-ADS non voting	Pharmaceuticals & Biotechnology
HSBC Holdings Plc	Banks
Honda Motor Co	Automobiles & Parts
Ing Groep NV	Banks
InterContinental Hotels Group Plc	Travel & Leisure
Koninklijke Philips N.V	General Industrials
Kyocera Corp	Electronic & Electrical Equipment
Lloyds Banking Group Plc	Banks
Logitech International SA	Technology Hardware & Equipment
Luxottica Group SpA	Personal Goods
Marine Harvest ASA ADS	Food Producers
Mazor Robotics Ltd –	Health Care Equipment & Services
Melco Crown Entertainment Ltd	Travel & Leisure
Mitsubishi UFJ Financial Group Inc	Banks
Mizuho Financial Group Inc	Banks
NTT DOCOMO	Mobile Telecommunications
National Grid PLC	Gas, Water & Multiutilities
Nice Ltd	Technology Hardware & Equipment
Nippon Tel & Tel Corp	Fixed Line Telecommunications
Nokia OYJ	Technology Hardware & Equipment
Nomura Holdings Inc	Financial Services
Novartis AG	Pharmaceuticals & Biotechnology
Novo Nordisk AS B	Pharmaceuticals & Biotechnology
Orange	Fixed Line Telecommunications
Pearson	Media
Prudential Plc	Life Insurance
RELX NV	Media
RELX Plc	Media
Randgold Resources Ltd SPON	Mining
Rio Tinto Plc	Mining
Royal Bank of Scotland Group	Banks
Royal Dutch Shell PLC A	Oil & Gas Producers
Royal Dutch Shell PLC B	Oil & Gas Producers
Ryanair Holdings Plc	Travel & Leisure
SAP SE	Software & Computer Services
STMicroelectronics NV NYShs	Technology Hardware & Equipment
Sanofi	Pharmaceuticals & Biotechnology
Shire plc	Pharmaceuticals & Biotechnology
Smith & Nephew	Health Care Equipment & Services
Sony Corp	Leisure Goods
Statoil ASA	Oil & Gas Producers
Sumitomo Mitsui Financial Group	Banks
Syngenta AG	Chemicals
Telecom Italia SpA	Fixed Line Telecommunications
Telefonica SA	Fixed Line Telecommunications

Component Depository Receipts	Sector
Tenaris SA	Industrial Metals & Mining
Teva Pharmaceutical Industries	Pharmaceuticals & Biotechnology
Total SA	Oil & Gas Producers
Toyota Motor Corp	Automobiles & Parts
UBS Group AG	Banks
Unilever	Personal Goods
Unilever NV NYShs	Personal Goods
Vodafone Group	Mobile Telecommunications
WPP Plc	Media
Westpac Banking Corp	Banks

Total Market Capitalization	$3,725,215,498,981
Number of Constituents	86
Percent of Ten Largest Constituents	34.73%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Novartis AG	$207,437,000,400.00	5.57%	5.57%
Toyota Motor Corp	$170,459,541,067.20	4.58%	10.14%
HSBC Holdings Plc	$149,029,850,660.00	4.00%	14.14%
British American Tobacco Plc	$118,995,697,632.00	3.19%	17.34%
Total SA	$118,236,661,200.00	3.17%	20.51%
BP PLC	$109,967,476,425.60	2.95%	23.47%
Royal Dutch Shell PLC A	$108,298,906,500.00	2.91%	26.37%
Anheuser Busch Inbev NV	$107,267,286,466.80	2.88%	29.25%
Glaxosmithkline PLC	$105,002,350,680.50	2.82%	32.07%
Royal Dutch Shell PLC B	$98,937,065,520.00	2.66%	34.73%

Total	$1,293,631,836,552.10	34.73%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Banks	$718,550,490,690.20	19.29%	19.29%
Pharmaceuticals & Biotechnology	$677,959,767,094.10	18.20%	37.49%
Oil & Gas Producers	$491,938,452,099.20	13.21%	50.69%
Automobiles & Parts	$222,846,038,827.20	5.98%	56.68%
Beverages	$179,975,793,283.20	4.83%	61.51%
Fixed Line Telecommunications	$164,658,432,474.90	4.42%	65.93%
Technology Hardware & Equipment	$148,509,055,613.10	3.99%	69.91%
Personal Goods	$146,560,862,452.20	3.93%	73.85%
Mining	$137,396,195,648.00	3.69%	77.54%
Tobacco	$118,995,697,632.00	3.19%	80.73%

Total	$3,007,390,785,814.10	80.73%

The BNY Mellon Emerging Markets 50 ADR Index

General Background

The BNY Mellon Emerging Markets 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Emerging Markets Depositary Receipts. A list of the 50 component Depositary Receipts included in The BNY Mellon Emerging Markets 50 ADR Index as of September 30, 2016 and the sector groups comprising The BNY Mellon Emerging Markets 50 ADR Index as of September 30, 2016 is included below.

Component Depository Receipts	Sector
Advance Semiconductor Engineering Inc.	Technology Hardware & Equipment
Alibaba Group Holding Ltd	General Retailers
Ambev S.A	Beverages
America Movil SAB de CV	Mobile Telecommunications
AngloGold Ashanti Ltd	Mining
BRF S.A.	Food Producers
Baidu Inc.	Software & Computer Services
BanColombia SA	Banks
Banco Bradesco	Banks
CNOOC Ltd.	Oil & Gas Producers
CPFL Energia SA	Electricity
Cemex SA de CV	Construction & Materials
China Life Insurance Co Ltd	Life Insurance
China Mobile Ltd.	Mobile Telecommunications
China Petroleum & Chemical Corp	Oil & Gas Producers
China Telecom Corporation Ltd.	Fixed Line Telecommunications
China Unicom (Hong Kong) Ltd.	Mobile Telecommunications
Chunghwa Telecom Co. Ltd.	Fixed Line Telecommunications
Ctrip.com International Ltd.	Travel & Leisure
Fomento Economico Mexico SAB de CV	Beverages
Gold Fields Ltd	Mining
Grupo Televisa SAB	Media
HDFC Bank Ltd.	Banks
Icici Bank Ltd.	Banks
Infosys Limited	Software & Computer Services
Itau Unibanco Holding SA	Banks
JD.com Inc	General Retailers
KB Financial Group Inc.	Banks
Korea Elec Power Corp	Electricity
LG Display Co Ltd	Technology Hardware & Equipment
Mobile TeleSystems PJSC	Mobile Telecommunications
NetEase Inc	Software & Computer Services
New Oriental Education & Technology Group Inc.	General Retailers
PetroChina Co Ltd	Oil & Gas Producers
Petroleo Brasileiro SA	Oil & Gas Producers
Petroleo Brasileiro SA Prf	Oil & Gas Producers
Posco	Industrial Metals & Mining
SK Telecom Co Ltd	Mobile Telecommunications
Sasol Ltd	Chemicals

Component Depository Receipts	Sector
Shinhan Financial Group Ltd	Banks
Taiwan Semiconductor Manufacturing Co Ltd	Technology Hardware & Equipment
Tata Motors Ltd	Industrial Engineering
Telefonica Brasil S.A.	Fixed Line Telecommunications
Telekomunikasi Indonesia persero tbk pt	Fixed Line Telecommunications
Ultrapar Participacoes S.A.	Gas, Water & Multiutilities
United Microelectronics Corp	Technology Hardware & Equipment
Vale S.A.	Mining
Vale S.A. Prf A	Mining
Vipshop Holdings Ltd	General Retailers
Wipro Ltd	Software & Computer Services

Total Market Capitalization	$951,911,341,597
Number of Constituents	50
Percent of Ten Largest Constituents	54.61%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Alibaba Group Holding Ltd	$118,799,477,644.50	12.48%	12.48%
Taiwan Semiconductor Manufacturing Co Ltd	$114,196,121,222.40	12.00%	24.48%
China Mobile Ltd.	$67,735,982,030.40	7.12%	31.59%
Baidu.com Inc.	$49,285,984,860.00	5.18%	36.77%
Itau Unibanco Holding SA	$31,528,598,640.00	3.31%	40.08%
Infosys Limited	$31,511,255,580.00	3.31%	43.39%
HDFC Bank Ltd.	$29,806,564,515.00	3.13%	46.52%
Ambev S.A	$26,791,070,754.00	2.81%	49.34%
Banco Bradesco SA	$25,214,600,000.00	2.65%	51.99%
JD.com Inc	$25,015,788,603.00	2.63%	54.61%

Total	$519,885,443,849.30	54.61%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
General Retailers	$155,934,296,066.70	16.38%	16.38%
Banks	$132,079,349,887.80	13.88%	30.26%
Technology Hardware & Equipment	$131,109,434,425.00	13.77%	44.03%
Software & Computer Services	$104,341,426,999.20	10.96%	54.99%
Mobile Telecommunications	$100,108,361,841.80	10.52%	65.51%
Oil & Gas Producers	$84,145,487,775.80	8.84%	74.35%
Fixed Line Telecommunications	$42,710,389,222.80	4.49%	78.83%
Beverages	$38,924,886,193.20	4.09%	82.92%
Mining	$26,468,753,735.50	2.78%	85.70%
Life Insurance	$19,466,218,440.00	2.04%	87.75%

Total	$835,288,604,587.80	87.75%

The BNY Mellon Europe Select ADR Index

General Background

The BNY Mellon Europe Select ADR Index is intended to give investors a benchmark for tracking the price and yield performance of European Depositary Receipts. A list of the 75 component Depositary Receipts included in The BNY Mellon Europe Select ADR Index as of September 30, 2016 and the sector groups comprising The BNY Mellon Europe Select ADR Index as of September 30, 2016 is included below.

Component Depository Receipts	Sector
ABB Ltd	Industrial Engineering
Aegon NV	Life Insurance
Amarin Corp Plc	Pharmaceuticals & Biotechnology
Anheuser Busch Inbev NV	Beverages
ArcelorMittal Inc	Industrial Metals & Mining
Asml Holding NV	Technology Hardware & Equipment
AstraZeneca Plc	Pharmaceuticals & Biotechnology
Aviva Plc	Life Insurance
BHP Billiton Plc	Mining
BP Plc	Oil & Gas Producers
BT Group Plc	Fixed Line Telecommunications
Banco Bilbao Vizcaya Argentaria SA	Banks
Banco Santander SA	Banks
Barclays Plc	Banks
British American Tobacco Plc	Tobacco
CRH Plc	Construction & Materials
Carnival Plc	Travel & Leisure
Cellectis SA	Pharmaceuticals & Biotechnology
Credit Suisse Group AG	Banks
Criteo SA	Software & Computer Services
Deutsche Bank AG	Banks
Diageo Plc	Beverages
ENI SpA	Oil & Gas Producers
Telefonaktiebolaget LM Ericsson	Technology Hardware & Equipment
Flamel Technologies SA	Pharmaceuticals & Biotechnology
Fresenius Medical Care AG & Co. KGaA	Health Care Equipment & Services
GW Pharmaceuticals PLC	Pharmaceuticals & Biotechnology
Galapagos N.V.	Pharmaceuticals & Biotechnology
Glaxosmithkline Plc	Pharmaceuticals & Biotechnology
Grifols SA	Pharmaceuticals & Biotechnology
HSBC Holdings Plc	Banks
Ing Groep NV	Banks
InterContinental Hotels Group Plc	Travel & Leisure
Koninklijke Philips N.V	General Industrials
Lloyds Banking Group Plc	Banks
Logitech International SA	Technology Hardware & Equipment
Luxottica Group SpA	Personal Goods
Marine Harvest ASA	Food Producers
Mazor Robotics Ltd	Health Care Equipment & Services
Mobile TeleSystems PJSC	Mobile Telecommunications

Component Depository Receipts	Sector
National Grid PLC	Gas, Water & Multiutilities
Nice Ltd	Technology Hardware & Equipment
Nokia OYJ	Technology Hardware & Equipment
Novartis AG	Pharmaceuticals & Biotechnology
Novo Nordisk A/S	Pharmaceuticals & Biotechnology
Orange SA	Fixed Line Telecommunications
Pearson Plc	Media
Prudential Plc	Life Insurance
QIWI PLC	Financial Services
RELX NV	Media
RELX Plc	Media
Randgold Resources Ltd	Mining
Rio Tinto Plc	Mining
Royal Bank of Scotland Group Plc	Banks
Royal Dutch Shell PLC A	Oil & Gas Producers
Royal Dutch Shell PLC B	Oil & Gas Producers
Ryanair Holdings Plc	Travel & Leisure
SAP SE	Software & Computer Services
STMicroelectronics NV	Technology Hardware & Equipment
Sanofi	Pharmaceuticals & Biotechnology
Shire plc	Pharmaceuticals & Biotechnology
Smith & Nephew Plc	Health Care Equipment & Services
Statoil ASA	Oil & Gas Producers
Syngenta AG	Chemicals
Telecom Italia SpA/Milano	Fixed Line Telecommunications
Telefonica SA	Fixed Line Telecommunications
Tenaris SA	Industrial Metals & Mining
Teva Pharmaceutical Industries	Pharmaceuticals & Biotechnology
Total SA	Oil & Gas Producers
UBS Group AG	Banks
Unilever Plc	Personal Goods
Unilever NV	Personal Goods
VimpelCom Ltd	Mobile Telecommunications
Vodafone Group Plc	Mobile Telecommunications
WPP Plc	Media

Total Market Capitalization	$3,041,342,334,485
Number of Constituents	75
Percent of Ten Largest Constituents	39.88%

10 Largest Components by Free-Float Market Capitalization:

Company	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Novartis AG	$207,437,000,400.00	6.82%	6.82%
HSBC Holdings Plc	$149,029,850,660.00	4.90%	11.72%
British American Tobacco Plc	$118,995,697,632.00	3.91%	15.63%
Total SA	$118,236,661,200.00	3.89%	19.52%
BP Plc	$109,967,476,425.60	3.62%	23.14%
Royal Dutch Shell PLC A	$108,298,906,500.00	3.56%	26.70%
Anheuser Busch Inbev NV	$107,267,286,466.80	3.53%	30.22%
Glaxosmithkline Plc	$105,002,350,680.50	3.45%	33.68%
Royal Dutch Shell PLC B	$98,937,065,520.00	3.25%	36.93%
SAP SE	$89,637,596,664.00	2.95%	39.88%

Total	$1,212,809,892,148.90	39.88%

10 Largest Sector Groups (% Index Weight):

Sector	Free-Float Market Capitalization	Index Weight	Cumulative Index Weight
Pharmaceuticals & Biotechnology	$677,959,767,094.10	22.29%	22.29%
Oil & Gas Producers	$491,938,452,099.20	16.18%	38.47%
Banks	$481,715,951,890.20	15.84%	54.31%
Beverages	$179,975,793,283.20	5.92%	60.22%
Personal Goods	$146,560,862,452.20	4.82%	65.04%
Fixed Line Telecommunications	$132,966,615,458.70	4.37%	69.41%
Tobacco	$118,995,697,632.00	3.91%	73.33%
Technology Hardware & Equipment	$116,759,360,903.30	3.84%	77.17%
Software & Computer Services	$91,519,617,304.50	3.01%	80.17%
Mobile Telecommunications	$82,370,881,390.20	2.71%	82.88%

Total	$2,520,762,999,507.60	82.88%

The information contained herein regarding the BNY Mellon ADR Indexes, securities markets and DTC was obtained from publicly available sources.

“BNY Mellon”, “BNY Mellon Asia 50 ADR Index”, “BNY Mellon Developed Markets 100 ADR Index”, “BNY Mellon Emerging Markets 50 ADR Index” and “BNY Mellon Europe Select ADR Index” are service marks of The Bank of New York Mellon and have been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC, the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund based on BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY Mellon Europe Select ADR Index and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York Mellon or any of its subsidiaries or affiliates, and none of The Bank of New York Mellon or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund or any member of the public regarding the advisability of investing in financial products generally or in the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or the BLDRS Europe Select ADR Index particularly, the ability of BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index and BNY

Mellon Europe Select ADR Index to track market performance or the suitability or appropriateness of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund for such purchasers, owners or such members of the public. The relationship between The Bank of New York Mellon, as Licensor, on one hand, and Invesco PowerShares Capital Management LLC, as Sponsor, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York Mellon and of BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index or BNY Mellon Europe Select ADR Index which indices are determined, composed and calculated by The Bank of New York Mellon without regard to Invesco PowerShares Capital Management LLC or the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates has any obligation to take the needs of Invesco PowerShares Capital Management LLC or the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund into consideration in determining, composing or calculating BNY Mellon Asia 50 ADR Index, BNY Mellon Developed Markets 100 ADR Index, BNY Mellon Emerging Markets 50 ADR Index or BNY Mellon Europe Select ADR Index. Neither The Bank of New York Mellon nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe Select ADR Index Fund to be issued or in the determination or calculation of the equation by which the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe Select ADR Index Fund is to be converted into cash.

NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX OR BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, PURCHASERS OR OWNERS OF THE BLDRS INDEX FUNDS TRUST, BLDRS ASIA 50 ADR INDEX FUND, BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND, BLDRS EMERGING MARKETS 50 ADR INDEX FUND, BLDRS EUROPE SELECT ADR INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX OR BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK MELLON NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BNY MELLON ASIA 50 ADR INDEX, BNY MELLON DEVELOPED MARKETS 100 ADR INDEX, BNY MELLON EMERGING MARKETS 50 ADR INDEX, BNY MELLON EUROPE SELECT ADR INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WILL THE BANK OF NEW YORK MELLON OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The foregoing disclaimers do not impact The Bank of New York Mellon’s fiduciary duty owed by it to each Fund and the shareholders of each Fund in its capacity as Trustee of each Fund.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF

THE BANK OF NEW YORK MELLON, S&P DOW JONES INDICES AND INVESCO POWERSHARES

The Depositary Receipts included in each BNY Mellon ADR Index are selected by BNY Mellon from the universe of companies represented by the BNY Mellon ADR Composite Index. S&P Dow Jones Indices acts as “index calculation agent” in connection with the calculation and dissemination of each BNY Mellon ADR Index.

The Bank of New York Mellon does not sponsor, endorse, sell or promote the Shares. Additionally, S&P Dow Jones Indices does not sponsor or promote the Shares.

Neither The Bank of New York Mellon, S&P Dow Jones Indices nor the Sponsor make any representation or warranty, express or implied, to the Beneficial Owners of Shares of a Fund or any member of the public regarding the ability of a Fund to track the performance of its benchmark. Additionally, The Bank of New York Mellon does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

The Bank of New York Mellon’s only relationship to the index calculation agent is the licensing of certain trademarks and trade names, including BNY Mellon and the BNY Mellon ADR Composite Index. The BNY Mellon ADR Composite Index is determined and composed by The Bank of New York Mellon and calculated and distributed by the index calculation agent. The Bank of New York Mellon determines and composes the BNY Mellon ADR Composite Index without regard to the index calculation agent, any Fund or the owners of Shares of the Funds and has no obligation to take the needs of the index calculation agent, a Fund or the owners of Shares of the Funds into consideration in determining and composing the BNY Mellon ADR Composite Index.

SHARES AND REPORTS

The BLDRS Index Funds Trust is currently comprised of four (4) Funds. Each Fund is created by an Indenture to the Trust Agreement which, while incorporating all or substantially all of the terms of the Trust Agreement, supplements the Trust Agreement with specific information regarding each Fund. Each Fund issues Shares of beneficial interest, par value $.001 per Share. The Sponsor may designate additional Funds.

Owners of Shares may sell them in the secondary market, but must accumulate enough Shares to constitute a full Creation Unit in order to redeem through the Trust in accordance with the procedures set out in this prospectus. The death or incapacity of any owner of Shares does not operate to terminate the Trust nor entitle such owner’s legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Owners of Shares shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

The Trustee will make, or cause to be made, such annual or other reports and file such documents as it is advised by counsel or independent auditors employed by it as are required for each Fund by the 1933 Act, the Exchange Act and the 1940 Act, and will make or cause to be made such elections and file such tax returns as it is advised by counsel or independent auditors employed by it as are from time to time required under any applicable state or federal statute or rule or regulation there under, in particular, for the continuing qualification of each Fund as a regulated investment company. Each Fund’s fiscal year ends on September 30 and may be changed from time to time by the Trustee and the Sponsor without consent of the Beneficial Owners.

RESTRICTIONS ON PURCHASES BY INVESTMENT COMPANIES

Purchases of the Shares by registered investment companies are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act. On March 21, 2007, the Commission issued an order that permits registered investment companies to invest in Shares beyond these limits, subject to certain conditions and terms stated in the application. One such condition stated in the application is that registered investment companies relying on the order must enter into a written agreement with the Trust regarding the terms of the investment.

CONTINUOUS OFFERING OF SHARES

Creation Units are offered continuously to the public by each Fund through the Distributor and are delivered upon the deposit of a Portfolio Deposit. Persons making Portfolio Deposits and creating Creation Units will receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person will have any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of Shares.

Because new Shares can be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution”, as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent Shares and sells the Shares directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(a)(3) of the 1933 Act.

The Sponsor intends to qualify the Shares in states selected by the Sponsor and through broker-dealers who are members of the Financial Industry Regulatory Authority. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor’s state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

PERFORMANCE AND OTHER INFORMATION

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund’s expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

In addition, a Fund will mistrack its relevant benchmark BNY Mellon ADR Index because the total return calculated for its relevant benchmark BNY Mellon ADR Index does not include trading costs such as commissions.

One important difference between Shares and conventional mutual fund shares is that Shares are available for purchase or sale on an intraday basis on NASDAQ. An investor who buys shares in a conventional mutual fund will usually buy or sell shares at a price at or related to the closing net asset value per share, as determined by the fund. In contrast, Shares are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationships of the closing price versus net asset value for the Shares of each Fund as well as return information.

Investors may wish to evaluate the potential of Shares to approximate the value of the assets in each Fund as a basis of valuation of the Shares. The Closing Price versus NAV table illustrates the closing value of Shares in relation to the underlying value of the assets in the relevant Fund on a daily basis.

The information provided in the following tables with respect to the Shares may vary materially over time.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR BLDRS ASIA 50 ADR INDEX FUND AND NET ASSET VALUE

(From January 1, 2016 through December 31, 2016)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	85	33.73%
Discount	167	66.27%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	84	98.82%	165	98.80%
>0.50%-1.00%	1	1.18%	1	.60%
>1.00%-2.00%	0	0.00%	1	.60%
>2.00%	0	0.00%	0	0%

Total	85	100.00%	167	100.00%

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS

FOR BNY MELLON ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Asia 50 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Asia 50 ADR Index
One Year ended 12/31/16	3.51%	3.13%	2.90%	3.51%	3.13%	2.90%
Past Five Years ended 12/31/16	35.39%	35.95%	30.91%	6.25%	6.33%	5.53%
Past Ten Years ended 12/31/16	7.66%	7.33%	-.73%	.74%	.71%	-.07%

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND AND NET ASSET VALUE (from January 1, 2016 through December 31, 2016)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	60	23.81%
Discount	192	76.19%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	59	98.33%	192	100.00%
>0.50%-1.00%	1	1.67%	0	0.00%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%	0	0.00%	0	0.00%

Total	60	100.00%	192	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR

BNY MELLON DEVELOPED MARKETS 100 ADR INDEX AND BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Developed Markets 100 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Developed Markets 100 ADR Index
One Year ended 12/31/16	-.82%	-1.07%	-.69%	-.82%	-1.07%	-.69%
Past Five Years ended 12/31/16	28.74%	28.33%	28.70%	5.18%	5.11%	5.18%
Past Ten Years ended 12/31/16	-.21%	-.56%	-1.22%	-.02%	-.06%	-.12%

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR BLDRS EMERGING MARKETS 50 ADR INDEX FUND AND NET ASSET VALUE (From January 1, 2016 Through December 31, 2016)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	45	17.86%
Discount	207	82.14%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	44	97.78%	207	100.00%
>0.50%-1.00%	1	2.22%	0	0.00%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%	0	0.00%	0	0.00%

Total	45	100.00%	207	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR BNY MELLON EMERGING MARKETS 50 ADR INDEX AND BLDRS EMERGING MARKETS 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Emerging Markets 50 ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Emerging Markets 50 ADR Index
One Year ended 12/31/16	12.61%	12.51%	12.54%	12.61%	12.51%	12.54%
Past Five Years ended 12/31/16	-4.85%	-4.91%	-4.19%	-.99%	-1.00%	-.85%
Past Ten Years ended 12/31/16	4.56%	4.42%	5.63%	.45%	.43%	.55%

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION

FOR BLDRS EUROPE SELECT ADR INDEX FUND AND NET ASSET VALUE

(From January 1, 2016 through December 31, 2016)

Closing Price Relative to NAV	Number of Trading Days	Percent of Trading Days to Total
Premium	11	4.37%
Discount	241	95.63%
Equal to NAV	0	0.00%
Total Days	252	100.00%

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total
>0.00%-0.50%	11	100%	230	95.44%
>0.50%-1.00%	0	0%	11	4.56%
>1.00%-2.00%	0	0%	0	0.00%
>2.00%	0	0%	0	0.00%

Total	11	100.00%	241	100.00%

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR BNY Mellon EUROPE SELECT ADR INDEX AND BLDRS EUROPE SELECT ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net Asset Value	Fund Closing Price	BNY Mellon Europe Select ADR Index	Fund Net Asset Value	Fund Closing Price	BNY Mellon Europe Select ADR Index
One Year ended 12/31/16	-1.68%	-2.28%	-1.32%	-1.68%	-2.28%	-1.32%
Past Five Years ended 12/31/16	26.16%	25.44%	28.21%	4.76%	4.64%	5.10%
Past Ten Years ended 12/31/16	-.69%	-1.42%	1.52%	-.07%	-.14%	.15%

CODE OF ETHICS

Each Fund and the Sponsor has adopted a code of ethics adopted by the Sponsor as its own code of ethics under Rule 17j-1 of the 1940 Act regarding personal securities transactions by employees. Any references in such code of ethics to the Trusts shall include each Fund. Subject to certain conditions and standards, the code permits employees to invest in Index Securities for their own accounts. The code is designed to prevent fraud, deception and misconduct against each Fund and to provide reasonable standards of conduct. The code is on file with the SEC and a copy may be obtained by visiting the SEC at the address listed below on the back cover of this Prospectus. The code of ethics is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and a copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

LEGAL OPINION

Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue NW, Suite 500, Washington, D.C. 20036, is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2016 in this Prospectus have been included in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of the firm as experts in auditing and accounting.

ADDITIONAL INFORMATION

The Registration Statement, including this prospectus and the exhibits may be reviewed and copied at the SEC’s Public Reference Room (100 F Street, N.E., Washington, D.C. 20549) or on the EDGAR Database on the SEC’s website (http://www.sec.gov). The exhibits include documents such as the Trust Agreement and Indenture, License Agreement, Distribution Agreement and Participant Agreement. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing c/o Invesco Distributors Inc. at 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of a Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the BLDRS Index Funds Trust or any Fund. Neither the delivery of this Prospectus nor any sale of Shares will under any circumstance imply that the information herein is correct as of any date after the date of this Prospectus.

GLOSSARY OF DEFINED TERMS

Page
“1933 Act”	69
“1940 Act”	ii
“Accumulation Period”	59
“Adjustment Day”	65
“Agency Agreement”	52
“ADRs”	3
“Authorized Participants”	59
“Balancing Amount”	66
“Beneficial Owners”	ii
“BLDRS Index Fund”	CP
“BLDRS”	CP
“BNY Mellon ADR Composite Index”	1
“BNY Mellon ADR Index”	CP
“Business Day”	ii
“Cash Component”	59
“Cash Redemption Amount”	60
“Clearing Process”	57
“Code”	4
“ConvergEx”	68
“Creation Unit”	CP
“Deposit Securities”	59
“Depositary Receipts”	3
“Discretionary Termination Amount”	72
“Distributor”	ii
“Dividend Equivalent Payment”	66
“Dividend Payment Dates”	ii
“DTC Participant”	59
“DTC”	ii
“ERISA”	75
“Exchange Act”	70
“Fiscal Year”	ii
“Fund Securities”	3
“Funds”	CP
“GAAP”	52
“GDRs”	3
“Global Security”	69
“Index Security”	iii
“Indirect Participants”	70
“Initial Date of Deposit”	iii
“Invesco PowerShares”	ii
“Licensor”	ii
“Misweighting Amount”	63
“Misweighting”	63
“NASDAQ”	CP
“NAV Amount”	65

Page
“NAV”	ii
“NSCC”	iii
“NYSE”	61
“NYSE MKT”	62
“Participant Agreement”	59
“Participating Party”	59
“PFIC”	74
“Portfolio Deposit Amount”	66
“Portfolio Deposit”	59
“Quarterly Review”	83
“Record Dates”	ii
“Redemption Payment”	60
“Redemption Securities”	60
“Request Day”	66
“SEC”	18
“Shares”	CP
“S&P Dow Jones Indices”	1
“Transaction Fee”	61
“Trust Agreement and Indenture”	63
“Trust”	CP
“Valuation Time”	ii
“Weighting Analysis”	63

CP=Cover Page

BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE SELECT ADR INDEX FUND

SPONSOR:

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

This Prospectus does not include all of the information with respect to the BLDRS Index Funds Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

Securities Act of 1933 (File No. 333-84788) and

Investment Company Act of 1940 (File No. 811-21057)

To obtain copies from the SEC at prescribed rates:

Write: Public Reference Section of the SEC

100 F Street, N.E., Washington, D.C. 20549-0102

Call: 1-800-SEC-0330

Visit: http://www.sec.gov

No person is authorized to give any information or make any representation about the BLDRS Index Funds Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

Invesco PowerShares Capital Management LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering the Shares and the BLDRS Index Funds Trust. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus Dated January 31, 2017	P-BLDRS-PRO-1

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

CONTENTS OF REGISTRATION STATEMENT

This Amended Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.

The cross-reference sheet.

The prospectus.

The undertaking to file reports.

The signatures.

The following Exhibits:

1. Ex. 99.A1 - Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A2 - Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

3. Ex. 99.A2B - Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

4. Ex. 99.A3B - Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5. Ex. 99.A5 - Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

6. Ex. 99.A2 - Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

7. Ex. 99.A4 - License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

1

8. Ex. 99.A8 - Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

9. Ex. 99.A4 - Distribution Agreement, by and among Invesco PowerShares Capital Management LLC., as Sponsor, the BLDRS Index Funds Trust and Invesco Distributors, Inc., as Distributor, dated as of January 2, 2016 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6A (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2016).

10. Ex. 99.A6 - Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

11. Ex. 99.A11 - Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act (incorporated by reference to Exhibit 99.A11 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

12. Ex. 99.24 - Power of Attorney.

13. Ex. 99.2 - Opinion of Counsel as to legality of securities being registered and consent of Counsel.

14. Ex. 99.C1 - Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm.

2

FINANCIAL STATEMENTS

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series filed herewith.

2. Financial Statements of the Sponsor, Invesco PowerShares Capital Management LLC, as part of Invesco Ltd.’s current consolidated financial statements incorporated by reference to Form 10-K dated February 19, 2016.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, The BLDRS Index Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Downers Grove, and State of Illinois, on the 27th day of January 2017.

THE BLDRS INDEX FUNDS TRUST

The BLDRS Index Funds Trust
(Name of Registrant)

By:	INVESCO POWERSHARES CAPITAL
MANAGEMENT LLC
(Sponsor)

By:	/s/ Daniel E. Draper
Daniel E. Draper
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed on behalf of Invesco PowerShares Capital Management LLC, the Sponsor, by the following persons who constitute a majority of its Board of Managers and by the named persons who are in the following capacities on the date above indicated.

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

/s/ Roderick Ellis	Chief Financial Officer
Roderick Ellis

*	Manager
John M. Zerr

*	Manager
David Warren

*	By his signature below, Daniel E. Draper, pursuant to a duly executed Power of Attorney filed herewith, has signed this Post-Effective Amendment No. 16 to the Registration Statement on behalf of the persons whose signatures are printed above, in the capacities set forth opposite their respective names.

By:	/s/ Daniel E. Draper
Daniel E. Draper
Chief Executive Officer

4

EXHIBIT INDEX

Exhibit No.	Title of Document

1. Ex. 99.A1	Standard Terms and Conditions of the BLDRS Index Funds Trust and any Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

2. Ex. 99.A2	Amendment No. 1 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of February 4, 2004 (incorporated by reference to Exhibit 99.1 to the BLDRS Index Funds Trust’s Form N-8B-2/A (Registration No. 811-21057) filed with the Securities and Exchange Commission on February 5, 2004).

3. Ex. 99.A2B	Amendment No. 2 to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York Mellon, as Trustee, dated as of November 16, 2012 (incorporated by reference to Exhibit 99.A2B to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 12 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 31, 2013).

4. Ex. 99.A3B	Form of Participant Agreement (included as Exhibit A to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

5. Ex. 99.A5	Form of Security in the BLDRS Index Funds Trust (included as Exhibit B to the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust) (incorporated by reference to Exhibit 99.A1 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

6. Ex. 99.A2	Trust Indenture and Agreement, by and between Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of the BLDRS Index Funds Trust and Subsequent and Similar BLDRS Index Funds of the BLDRS Index Funds Trust, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A2 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

7. Ex. 99.A4	License Agreement, by and between Nasdaq Financial Products Services, Inc., as Licensee, and The Bank of New York, as Licensor, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

8. Ex. 99.A8	Depository Agreement, by and among Nasdaq Financial Products Services, Inc., as Sponsor, and The Bank of New York, as Trustee, dated as of November 8, 2002 (incorporated by reference to Exhibit 99.A8 to the BLDRS Index Funds Trust’s Form S-6/A (Registration No. 333-84788) filed with the Securities and Exchange Commission on November 8, 2002).

9. Ex. 99.A4	Distribution Agreement, by and among Invesco PowerShares Capital Management LLC., as Sponsor, the BLDRS Index Funds Trust and Invesco Distributors, Inc., as Distributor, dated as of January 2, 2016 (incorporated by reference to Exhibit 99.A4 to the BLDRS Index Funds Trust’s Form S-6A (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2016).

10. Ex. 99.A6	Certificate of Formation of Invesco PowerShares Capital Management LLC (incorporated by reference to Exhibit 99.A.6 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 7 on Form S-6 (Registration No. 811-21057) filed with the Securities and Exchange Commission on January 30, 2009).

11. Ex. 99.A11	Code of Ethics of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act (incorporated by reference to Exhibit 99.A11 to the BLDRS Index Funds Trust’s Post-Effective Amendment No. 9 on Form S-6 (Registration No. 333-84788) filed with the Securities and Exchange Commission on January 28, 2011).

12. Ex. 99.24	Power of Attorney.

13. Ex. 99.2	Opinion of Counsel as to legality of securities being registered and consent of Counsel.

14. Ex. 99.C1	Consent of Pricewaterhouse Coopers LLP, Independent Registered Public Accounting Firm.